[GRAPHIC OMITTED: THE QUAKER FUNDS LOGO]

SEMI-ANNUAL REPORT
------------------
December 31, 2000



QUAKER CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

                                                         Number          Market
                                                        of Shares        Value
                                                      ------------    ------------
COMMON STOCK -- 94.00%
Advertising -- 0.93%
Interpublic Group of Cos., Inc.                            2,200           $93,637
Omnicom Group, Inc.                                        1,050            87,019
TMP Worldwide, Inc.*                                         400            22,000
                                                                      ------------
                                                                           202,656
                                                                      ------------
Aerospace -- 0.03%
Boeing Co.                                                   100             6,600
                                                                      ------------
Banks -- 0.10%
Fifth Third Bancorp                                          350            20,912
                                                                      ------------
Broadcasting -- 0.24%
Time Warner, Inc.                                            990            51,718
                                                                      ------------
Business Equipment & Services -- 0.12%
Symantec Corp.*                                               60             2,002
TeleTech Holdings, Inc.*                                     220             4,042
VeriSign, Inc.*                                              275            20,402
                                                                      ------------
                                                                            26,446
                                                                      ------------
Computer Hardware -- 12.60%
Dell Computer Corp.*                                       3,410            59,462
Cisco Systems, Inc.*                                      34,300         1,311,975
EMC Corp.*                                                 8,480           563,920
Gateway 2000, Inc.*                                          530             9,535
International Business Machines, Inc.                      5,000           425,000
Palm, Inc.*                                                2,050            58,041
Sun Microsystems, Inc.*                                   11,520           321,120
                                                                      ------------
                                                                         2,749,053
                                                                      ------------
Computer Services & Software -- 11.01%
3Com Corp.*                                                1,000             8,500
Adobe Systems, Inc.                                        1,410            82,044
America Online, Inc.*                                     12,630           439,524
BEA Systems, Inc.*                                         1,430            96,257
BroadVision, Inc.*                                           300             3,544
Cadence Design Systems, Inc.*                                720            19,800
Citrix Systems, Inc.*                                      1,050            23,625
Comverse Technology, Inc.*                                 1,050           114,056
i2 Technologies, Inc.*                                        50             2,719
Infospace, Inc.                                            6,178            54,637
Inktomi Corp.*                                               800            14,300
Intuit, Inc.*                                                580            22,874
Kana Communications, Inc.*                                    50               575
Keane, Inc.                                                  330             3,217
Mercury Interactive Corp.*                                 2,200           198,550
Micromuse, Inc.                                              720            43,459
Microsoft Corp.*                                           5,160           224,460
Network Appliance, Inc.*                                   1,020            65,519
Oracle Corp.*                                             26,790           778,584
Pe Corp. - Celera Genomics Group*                            120             4,312
Peoplesoft, Inc.*                                            250             9,297
Quest Software, Inc.                                         130             3,648
Safeguard Scientifics, Inc.*                                 280             1,855
SEI Corp.                                                    290            32,480
Siebel Systems, Inc.*                                        260            17,615
VERITAS Software Corp.*                                      840            73,500
Wind River Systems, Inc.*                                    710            24,229
Yahoo!, Inc.*                                              1,280            38,620
                                                                      ------------
                                                                         2,401,800
                                                                      ------------
Computer Systems -- 0.39%
Brocade Communications Systems, Inc.*                        380            34,889
Extreme Networks, Inc.*                                      160             6,260
Foundry Networks, Inc.                                     1,240            18,600
Redback Networks, Inc.*                                      640            26,240
                                                                      ------------
                                                                            85,989
                                                                      ------------
Consumer Products -- 0.10%
Estee Lauder Co., Inc.                                       105             4,600
Exodus Communications, Inc.*                                 820            16,400
                                                                      ------------
                                                                            21,000
                                                                      ------------
Data Processing -- 0.05%
Acxiom Corp.*                                                260            10,124
Total System Services, Inc.                                   30               671
                                                                      ------------
                                                                            10,795
                                                                      ------------
Distribution -- 0.02%
Fastenal Co.                                                  80             4,390
                                                                      ------------
Diversified Conglomerates -- 12.27%
Corning, Inc.                                              7,000           369,688
General Electric Co.                                      48,100         2,305,794
                                                                      ------------
                                                                         2,675,482
                                                                      ------------
E-Commerce -- 0.06%
Ebay, Inc.*                                                  370            12,210
VerticalNet, Inc.*                                           260             1,731
                                                                      ------------
                                                                            13,941
                                                                      ------------
Education -- 0.02%
Apollo Group, Inc.*                                           70             3,443
                                                                      ------------
Electronics & Electrical Equipment -- 13.27%
Agilent Technologies, Inc.*                                2,640           144,540
Analog Devices, Inc.*                                      3,000           153,562
Applera Corp. - Applie Pe Biosystems Group                 2,500           235,156
Applied Micro Circuits Corp.*                              1,270            95,310
Broadcom Corp.*                                              910            76,895
Cypress Semiconductor Corp.*                               1,930            37,997
Dallas Semiconductors Corp.                                  740            18,962
Fairchild Semiconductor International Cl A*                   70             1,011
Globespan, Inc.*                                             330             9,075
Integrated Device Tech.*                                     230             7,619
Intel Corp.                                               31,830           962,858
International Rectifier Corp.*                               750            22,500
Kemet Corp.*                                                 600             9,075
KLA-Tencor Corp.*                                            800            26,950
L-3 Communications Holdings, Inc.*                            70             5,390
Lam Research Corp.*                                        1,960            28,420
Lattice Semiconductor Corp.*                               1,000            18,375
Linear Technology Corp.                                    1,470            67,987
Maxim Integrated Products, Inc.*                           1,520            72,675
Microchip Technology, Inc.*                                1,230            26,983
Micron Technology, Inc.                                      400            14,200
Novellus Systems, Inc.*                                    1,400            50,312
PMC Sierra, Inc.*                                          2,200           172,975
Polycom, Inc.*                                               130             4,184
Power-One, Inc.*                                             110             4,324
Powerwave Technologies, Inc.*                                420            24,570
QLogic Corp.*                                                730            56,210
Sanmina Corp.*                                               330            25,286
SDL, Inc.*                                                   260            38,529
Silicon Storage Tech.                                        390             4,607
Solectron Corp.*                                           1,910            64,749
Uniphase Corp.                                             5,570           232,199
Vitesse Semiconductor Corp.*                                 270            14,934
Waters Corp.*                                                980            81,830
Xilinx, Inc.*                                              1,860            85,792
                                                                      ------------
                                                                         2,896,041
                                                                      ------------
Entertainment & Leisure -- 0.63%
International Game Technology*                               780            37,440
MGM Grand, Inc.                                            1,210            34,107
Viacom, Inc.*                                              1,420            66,385
                                                                      ------------
                                                                           137,932
                                                                      ------------
Financial Services -- 3.48%
American Express Co.                                       3,600           197,775
Capital One Financial Corp.                                  150             9,872
Citigroup, Inc.                                            3,000           153,187
Concord EFS, Inc.*                                         2,000            87,875
Equifax, Inc.                                                110             3,156
Knight Trading Group, Inc.*                                   80             1,115
MBNA Corp.                                                 3,790           139,993
Paychex, Inc.                                              1,130            54,946
Providian Financial Corp.                                  1,940           111,550
                                                                      ------------
                                                                           759,469
                                                                      ------------
Food & Beverage -- 1.82%
Anheuser-Busch Cos., Inc.                                    500            22,750
Keebler Foods Co.                                            500            20,719
Pepsico, Inc.                                              5,900           292,419
Quaker Oats Co.                                              170            16,554
Safeway, Inc.*                                               710            44,375
                                                                      ------------
                                                                           396,817
                                                                      ------------
Health Care -- 1.66%
Celgene Corp.*                                               100             3,250
First Health Group Corp.*                                  1,530            71,241
Forest Laboratories, Inc.*                                 1,000           132,875
HCA-The Healthcare Co.                                       890            39,169
Health Management Assoc., Inc. (New)                       1,190            24,692
Ivax Corp.*                                                1,200            45,960
Oxford Health Plans, Inc.*                                   360            14,220
Stryker Corp.                                                620            31,366
                                                                      ------------
                                                                           362,773
                                                                      ------------
Insurance -- 0.17%
American International Group, Inc.                           340            33,511
Express Scripts, Inc.*                                        30             3,067
                                                                      ------------
                                                                            36,578
                                                                      ------------
Internet Services & Software -- 1.09%
Agile Software Corp.                                         200             9,875
Art Technology Group, Inc.*                                  170             5,196
Cmgi, Inc.*                                                  580             3,244
Internap Network*                                            160             1,160
Juniper Networks, Inc.*                                    1,480           186,572
Network Associates, Inc.*                                    660             2,764
Openwave Systems, Inc.*                                      210            10,067
Realnetworks, Inc.*                                        1,500            13,031
Tibco Software, Inc.*                                        110             5,273
                                                                      ------------
                                                                           237,182
                                                                      ------------
Manufacturing -- 1.23%
Applied Materials, Inc.*                                   3,240           123,727
Harley-Davidson, Inc.                                      1,850            73,538
Millipore Corp.                                            1,140            71,820
                                                                      ------------
                                                                           269,085
                                                                      ------------
Marketing Services -- 0.06%
Catalina Marketing Corp.*                                    350            13,628
                                                                      ------------
Medical Products -- 4.14%
Apogent Technologies, Inc.*                                  670            13,735
Cytyc Corp.*                                                 230            14,389
Inverness Medical Technology, Inc.*                          350            13,628
Pfizer, Inc.                                              18,655           858,130
Sybron Dental Specialties, Inc.*                             223             3,769
                                                                      ------------
                                                                           903,651
                                                                      ------------
Multi-Media -- 0.06%
AT&T Corp. - Liberty Media Group*                          1,020            13,834
                                                                      ------------
Oil & Gas -- 2.52%
Anadarko Petroleum Corp.                                     720            51,178
Apache Corp.                                                 540            37,834
Baker Hughes Inc.                                            350            14,547
BJ Services Co.*                                             100             6,888
Devon Energy Corp.                                         2,610           159,132
Eog Resources, Inc.                                        1,590            86,953
Helmerich & Payne, Inc.                                      660            28,958
Marine Drilling Co., Inc.*                                   150             4,012
Nabors Industries, Inc.*                                     670            39,630
Newfield Exploration Co.*                                    580            27,514
Noble International, Ltd.*                                   590            25,628
Rowan Co., Inc.*                                           1,100            29,700
Smith International, Inc.*                                   520            38,772
                                                                      ------------
                                                                           550,746
                                                                      ------------
Pharmaceuticals -- 12.62%
Alza Corp.*                                                  720            30,600
Andrx Corp.*                                                 600            34,725
Abbott Laboratories                                          580            28,094
Allergan, Inc.                                             1,390           134,569
Bristol-Myers Squibb Co.                                   1,560           115,342
Cardinal Health, Inc.                                      1,750           174,344
Human Genome Sciences, Inc.*                               1,200            83,175
Johnson & Johnson                                          2,700           283,669
King Pharmaceuticals, Inc.*                                  170             8,787
Lilly, (Eli) & Co.                                           600            55,838
Medarex, Inc.*                                               360            14,670
Merck & Company, Inc.                                     12,635         1,182,952
Pharmacia Corp.                                            9,940           606,340
                                                                      ------------
                                                                         2,753,105
                                                                      ------------
Pipelines -- 1.45%
Dynegy, Inc.                                               2,354           131,971
Enron Corp.                                                2,230           185,369
                                                                      ------------
                                                                           317,340
                                                                      ------------
Publishing -- 0.01%
Reader's Digest Assn., Inc. Class A*                          80             3,130
                                                                      ------------
Retail -- 8.84%
Bed Bath & Beyond, Inc.*                                   3,000            67,125
BJ's Wholesale Club, Inc.*                                 2,100            80,588
CVS Corp.                                                  2,500           149,844
Dollar Tree Stores, Inc.*                                  1,200            29,400
Family Dollar Stores, Inc.                                   600            12,862
Home Depot, Inc.                                          13,150           600,791
Kohl's Corp.*                                              1,500            91,500
MSC Ind. Direct Cl A                                         140             2,529
Staples, Inc.*                                             1,200            14,175
Wal-Mart Stores, Inc.                                     16,050           852,656
Walgreen Co.                                                 620            25,924
                                                                      ------------
                                                                         1,927,394
                                                                      ------------
Telecommunications -- 2.52%
ADC Telecommunications, Inc.*                              3,030            54,919
Advanced Fibre Communications, Inc.*                         410             7,406
Allegiance Telecom, Inc.*                                    130             2,895
Digital Lightwave, Inc.*                                      70             2,218
Ditech Communication Corp.*                                  180             2,891
Efficient Networks, Inc.*                                    360             4,815
Finisar Corp.*                                               320             9,280
Inet Technologies, Inc.*                                     190             7,695
Metromedia Fiber Network, Inc.*                            1,820            18,428
Newport Corp.                                                160            12,578
Nortel Networks Corp.                                      1,690            54,186
Qwest Communications International, Inc.*                  3,670           150,470
SBC Communications, Inc.                                   1,490            71,148
Scientific-Atlanta, Inc.                                     840            27,352
Sycamore Networks, Inc.                                      140             5,215
Verizon Communications                                     1,220            61,152
Voicestream Wireless Corp.*                                  560            56,350
                                                                      ------------
                                                                           548,998
                                                                      ------------
Transportation -- 0.06%
C.H. Robinson Worldwide, Inc.                                240             7,545
Union Pacific Corp.                                           90             4,568
                                                                      ------------
                                                                            12,113
                                                                      ------------
Utilities -- 0.42%
AES Corp.*                                                 1,420            78,632
Calpine Corp.*                                               280            12,618
                                                                      ------------
                                                                            91,250
                                                                      ------------
Wireless Equipment -- 0.01%
Dmc Stratex Networks, Inc.*                                  100             1,500
                                                                      ------------
Total Common Stock (Cost $20,189,684)                                   20,506,791
                                                                      ------------
INVESTMENT COMPANIES -- 0.90%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares           196,412           196,412
                                                                      ------------
Total Investment Companies (Cost $196,412)                                 196,412
                                                                      ------------
INDEX FUNDS -- 5.31%
Ishares Russell 1000 Growth Index Fund                     3,300           213,262
S&P Mid-Cap 400 Depository Receipts                       10,020           945,637
                                                                      ------------
Total Index Funds (Cost $1,169,826)                                      1,158,899
                                                                      ------------
Total Value of Investments (Cost $21,555,922)(100.21%)                 $21,862,102
Other Assets, Less Liabilities, Net (-0.21%)                               (45,801)
                                                                      ------------
Net Assets (100.00%)                                                   $21,816,301
                                                                      ============

* Non-income producing investment.

Unrealized appreciation                                                 $3,415,014
Unrealized depreciation                                                 (3,108,834)
                                                                      ------------
Net unrealized appreciation                                               $306,180
                                                                      ============

See notes to financial statements.




QUAKER AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

                                                         Number          Market
                                                        of Shares        Value
                                                      ------------    ------------
COMMON STOCK -- 40.66%
Aerospace -- 1.86%
United Technologies Corp.                                  7,000          $550,375
                                                                      ------------
Automobile Manufacturers -- 0.51%
General Motors Corp. Cl H*                                 6,500           149,500
                                                                      ------------
Banks -- 0.78%
Allied Irish Banks PLC                                     3,200            75,200
Barclays Plc - SP ADR                                      1,200           154,500
                                                                      ------------
                                                                           229,700
                                                                      ------------
Broadcasting -- 2.68%
Charter Communications, Inc.*                             17,700           401,569
Fox Entertainment Group, Inc.*                             3,400            60,775
AT&T Corp. - Liberty Media Group*                         24,300           329,569
                                                                      ------------
                                                                           791,913
                                                                      ------------
Building & Construction -- 0.31%
Foster Wheeler Corp.                                       3,000            15,750
Masco Corp.                                                2,900            74,494
                                                                      ------------
                                                                            90,244
                                                                      ------------
Computer Services & Software -- 2.20%
Intuit, Inc.                                              15,600           651,300
                                                                      ------------
Conglomerates -- 0.93%
Corning, Inc.                                              3,100           163,719
Textron, Inc.                                              2,400           111,600
                                                                      ------------
                                                                           275,319
                                                                      ------------
Electronics & Electrical Equipment -- 0.69%
Emerson Electric Co.                                       2,600           204,912
                                                                      ------------
Entertainment & Leisure  -- 0.57%
Carnival Corp.                                             5,000           154,062
P&O Princess Cruises Plc*                                    800            13,300
                                                                      ------------
                                                                           167,362
                                                                      ------------
Financial Services -- 7.57%
American Express                                           6,300           346,106
Countrywide Credit Industries, Inc.                        2,400           120,600
Fannie Mae                                                 8,800           763,400
Federal Home Loan Mortgage Corp.                           5,500           378,812
Franklin Resources, Inc.                                   2,100            80,010
Merrill Lynch & Company                                    3,500           238,656
The Goldman Sachs Group, Inc.                              2,900           310,119
                                                                      ------------
                                                                         2,237,703
                                                                      ------------
Health Care -- 0.86%
Health Management Assoc., Inc. (New)*                     10,300           213,725
Healthsouth Rehabilitation Corp.*                          2,500            40,781
                                                                      ------------
                                                                           254,506
                                                                      ------------
Insurance -- 3.83%
Ace, Ltd.                                                  7,600           322,525
Hartford Financial Services Group, Inc.                    4,400           310,750
Saint Paul Cos.                                            9,200           499,675
                                                                      ------------
                                                                         1,132,950
                                                                      ------------
Medical Products -- 1.57%
Boston Scientific Corp.*                                  13,100           179,306
Johnson & Johnson                                          2,700           283,669
                                                                      ------------
                                                                           462,975
                                                                      ------------
Oil & Gas -- 11.68%
Alberta Energy Co., Ltd.                                   5,300           255,725
Anadarko Petroleum Corp.                                   5,700           405,156
Apache Corp.                                               2,400           168,150
Burlington Resources, Inc.                                 4,300           217,150
Chesapeake Energy Corp.*                                  16,000           162,000
Grant Prideco, Inc.*                                       7,900           173,306
Kerr-McGee Corp.                                           6,400           428,400
Noble Affiliates, Inc.                                     7,800           358,800
Phillips Petroleum Co.                                     9,000           511,875
The Coastal Corp.                                          5,000           441,562
Tidewater, Inc.                                            2,400           106,500
Unocal Corp.                                               5,800           224,388
                                                                      ------------
                                                                         3,453,012
                                                                      ------------
Paper & Forest Products -- 0.16%
Abitibi-Consolidated Inc.                                  5,000            45,938
                                                                      ------------
Pipelines -- 1.38%
Dynegy, Inc.                                               7,300           409,256
                                                                      ------------
Publishing -- 0.53%
Gannett, Inc.                                              2,500           157,656
                                                                      ------------
Telecommunications -- 2.44%
Avaya, Inc.*                                               7,600            78,375
Nokia Corp. ADR                                           14,700           639,450
Nortel Networks Corp.                                         90             2,886
                                                                      ------------
                                                                           720,711
                                                                      ------------
Tire & Rubber -- 0.11%
Goodyear Tire & Rubber Co.                                 1,400            32,186
                                                                      ------------
Total Common Stock (Cost $11,322,611)                                   12,017,518
                                                                      ------------
GOVERNMENT SECURITIES -- 31.33%
U.S. Treasury Bill, 01/04/01                           5,000,000         4,995,312
U.S. Treasury Note, 5.625%, 11/30/02                   4,230,000         4,266,023
                                                                      ------------
                                                                         9,261,335
                                                                      ------------
Total Government Securities (Cost $9,235,216)                            9,261,335
                                                                      ------------
INDEX FUND -- 0.44%
Ishares Msci Germany Index Fund*                           6,700           130,650
                                                                      ------------
Total Index Fund (Cost $127,903)                                           130,650
                                                                      ------------
MONEY MARKET FUNDS -- 8.88%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares         2,624,317         2,624,317
                                                                      ------------
Total Money Market Funds (Cost $2,624,317)                               2,624,317
                                                                      ------------
Total Value of Investments (Cost $23,310,047)(81.31%)                  $24,033,820
Securities Sold Short -- (Proceeds $2,826,959)(-9.15%)                 $(2,706,141)
Other Assets, Less Liabilities, Net (27.84%)                             8,229,928
                                                                      ------------
Net Assets (100.00%)                                                   $29,557,607
                                                                      ============
Securities Sold Short
---------------------

                                                         Number          Market
                                                        of Shares        Value
                                                      ------------    ------------
Common Stock
Aether Systems, Inc.*                                     (2,100)          (82,162)
Akamai Technologies, Inc.*                                (1,900)          (40,019)
Alkermes, Inc.*                                           (2,400)          (75,300)
Amdocs Limited*                                           (1,300)          (86,125)
Analog Devices Inc.*                                      (1,100)          (56,306)
Apollo Group, Inc.*                                         (800)          (39,350)
Art Technology Group, Inc.*                                 (300)           (9,169)
Audiocodes Ltd.*                                          (2,900)          (39,331)
Avon Products, Inc.                                       (1,700)          (81,388)
Biotech Holders Trust                                     (1,400)         (238,438)
Clarent Corporation*                                      (3,000)          (33,938)
Cohu, Inc.                                                  (800)          (11,150)
Commerce One, Inc.*                                       (3,000)          (75,938)
Doubleclick, Inc.*                                          (900)           (9,900)
Entrust Technologies, Inc.*                               (1,400)          (18,200)
Extreme Networks, Inc.*                                   (1,300)          (50,862)
Fastenal Co.                                              (1,700)          (93,287)
Finisar Corp.*                                            (4,100)         (118,900)
Freemarkets, Inc.*                                        (2,600)          (49,400)
Gemstar - TV Guide International, Inc.*                   (3,300)         (153,037)
Gillette Co.                                              (1,300)          (46,962)
Globespan, Inc.*                                            (500)          (13,750)
In Focus Systems, Inc.*                                     (900)          (13,275)
Infospace, Inc.*                                            (800)           (7,075)
International Business Machines Corp.                       (800)          (68,000)
ISIS Pharmaceuticals Inc.*                                (1,700)          (18,062)
KLA-Tencor Corp.*                                         (1,700)          (57,269)
Macromedia, Inc.*                                         (1,200)          (72,900)
MBNA Corp.                                                (2,500)          (92,344)
Nvidia Corp.*                                             (3,500)         (114,680)
Oni Systems Corp.*                                        (2,600)         (102,862)
Openwave Systems, Inc.*                                   (3,200)         (153,400)
Oracle Corp.*                                               (500)          (14,531)
Outback Steakhouse, Inc.*                                 (4,000)         (103,500)
Sepracor, Inc.*                                             (800)          (64,100)
Solectron Corp.*                                          (2,500)          (84,750)
Sonus Networks, Inc.*                                     (5,400)         (136,350)
Target Corporation                                        (1,700)          (54,825)
Tibco Software, Inc.*                                       (900)          (43,144)
Transwitch Corp.*                                         (2,100)          (82,162)
                                                                      ------------
                                                                       $(2,706,141)
                                                                      ------------
* Non-income producing investment.
ADR - American Depository Receipt

Unrealized appreciation                                                 $1,122,327
Unrealized depreciation                                                   (277,736)
                                                                      ------------
Net unrealized appreciation                                               $844,591
                                                                      ============

See notes to financial statements.





QUAKER LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

                                                         Number          Market
                                                        of Shares        Value
                                                      ------------    ------------
COMMON STOCK -- 87.55%
Banks -- 6.66%
Comerica, Inc.                                               174           $10,331
Fleet Boston Financial Corp.                                 168             6,310
Washington Mutual, Inc.                                      216            11,462
                                                                      ------------
                                                                            28,103
                                                                      ------------
Building & Construction -- 2.21%
Pohang Iron & Steel Company, Ltd.                            598             9,306
                                                                      ------------
Chemicals -- 11.56%
Dow Chemical Co.                                             707            25,894
Eastman Chemical Co.                                         225            10,969
IMC Fertilizer Group, Inc.                                   762            11,859
                                                                      ------------
                                                                            48,722
                                                                      ------------
Computer Hardware -- 2.02%
International Business Machines, Inc.                        100             8,500
                                                                      ------------
Consumer Products -- 2.72%
Kimberly-Clark Corp.                                         162            11,452
                                                                      ------------
Electronics & Electrical Equipment -- 8.32%
Matsushita Electric Industrial Co.                           310             7,246
Molex, Inc.                                                  288            10,224
Motorola, Inc.                                               868            17,577
                                                                      ------------
                                                                            35,047
                                                                      ------------
Food & Beverage -- 11.92%
Anheuser-Busch Companies, Inc.                               252            11,466
Dean Foods Co.                                               520            15,957
Kroger Co.                                                   843            22,814
                                                                      ------------
                                                                            50,237
                                                                      ------------
Forest & Paper Products -- 5.60%
WeyerHaeuser Co.                                             465            23,599
                                                                      ------------
Healthcare -- 3.01%
Trigon Healthcare, Inc.*                                     163            12,683
                                                                      ------------
Insurance -- 4.32%
Cincinnati Financial Corp.                                   260            10,286
UnumProvident Corp.                                          294             7,901
                                                                      ------------
                                                                            18,187
                                                                      ------------
Manufacturing -- 4.95%
Honeywell International, Inc.                                179             8,469
Minnesota Mining & Manufacturing Co.                         103            12,411
                                                                      ------------
                                                                            20,880
                                                                      ------------
Oil & Gas -- 2.58%
Halliburton Co.                                              300            10,875
                                                                      ------------
Pharmaceuticals -- 2.48%
Aventis S.A.                                                 124            10,447
                                                                      ------------
Pipelines -- 3.94%
Enron Corp.                                                  200            16,625
                                                                      ------------
Realty -- 2.65%
Arden Realty Group, Inc.                                     444            11,156
                                                                      ------------
Retail Stores -- 2.68%
May Department Stores Co.                                    345            11,299
                                                                      ------------
Telecommunications -- 7.36%
Alcatel Alsthom ADR                                          221            12,362
Avaya, Inc.*                                                  16               165
SBC Communications, Inc.                                     200             9,550
Telefonica S.A. ADR*                                         179             8,950
                                                                      ------------
                                                                            31,027
                                                                      ------------
Utilities -- 2.57%
Duke Power Corp.                                             127            10,827
                                                                      ------------
Total Common Stock (Cost $345,784)                                         368,972
                                                                      ------------
INVESTMENT COMPANIES -- 7.53%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares            31,737            31,737
                                                                      ------------
Total Investment Companies (Cost $31,737)                                   31,737
                                                                      ------------
Total Value of Investments (Cost $377,521)(95.08%)                        $400,709
Other Assets, Less Liabilities, Net (4.92%)                                 20,756
                                                                      ------------
Net Assets (100.00%)                                                      $421,465
                                                                      ============

* Non-income producing investment.
ADR - American Depository Receipt

Unrealized appreciation                                                    $38,863
Unrealized depreciation                                                    (15,675)
                                                                      ------------
Net unrealized appreciation                                                $23,188
                                                                      ============

See notes to financial statements.





QUAKER MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

                                                         Number          Market
                                                        of Shares        Value
                                                      ------------    ------------
COMMON STOCK -- 87.17%
Aerospace -- 1.95%
Raytheon Co.                                               3,800          $110,200
                                                                      ------------
Auto Parts & Equipment -- 1.53%
Visteon Corp.                                              7,500            86,250
                                                                      ------------
Banks -- 5.18%
Golden State Bancorp Inc.                                  9,300           292,369
                                                                      ------------
Diversified Holdings -- 2.02%
Loews Corp.                                                1,100           113,919
                                                                      ------------
Entertainment & Leisure -- 2.09%
Hasbro, Inc.                                              11,100           117,938
                                                                      ------------
Food & Beverage -- 12.82%
Archer-Daniels-Midland Co.                                15,400           231,000
Tate & Lyle PLC                                           17,900           261,508
Tyson Foods, Inc.                                         18,200           232,050
                                                                      ------------
                                                                           724,558
                                                                      ------------
Insurance -- 26.78%
Ace, Ltd.                                                  7,000           297,062
Aetna, Inc.-New*                                           7,400           303,862
AON Corp.                                                  8,100           277,425
Cincinnati Financial Corp.                                 2,800           110,775
Humana, Inc.*                                              8,300           126,575
PartnerRe Ltd.                                             1,900           115,900
Progressive Corp.                                          1,000           103,625
RenaissanceRe Holding Ltd.                                 1,000            78,313
UnumProvident Corp.                                        3,700            99,438
                                                                      ------------
                                                                         1,512,975
                                                                      ------------
Machinery -- 1.53%
Cnh Global N.V.                                           10,000            86,250
                                                                      ------------
Metals - Aluminum -- 3.09%
Alcan Aluminium Ltd.                                       5,100           174,356
                                                                      ------------
Oil & Gas -- 2.05%
Diamond Offshore Drilling, Inc.                            2,900           116,000
                                                                      ------------
Retail Stores -- 5.91%
Circuit City Stores, Inc.                                 10,000           115,000
J.C. Penney & Co.                                         11,100           120,712
Toys 'R' Us, Inc.*                                         5,900            98,456
                                                                      ------------
                                                                           334,168
                                                                      ------------
Steel -- 2.60%
Nucor, Inc.                                                3,700           146,844
                                                                      ------------
Telecommunications -- 5.18%
Alltel Corp.                                                 500            31,219
Loral Space & Communications Ltd.*                        60,000           191,250
Worldcom, Inc.*                                            5,000            70,000
                                                                      ------------
                                                                           292,469
                                                                      ------------
Transportation -- 3.81%
CSX Corp.                                                  8,300           215,281
                                                                      ------------
Utilities -- 8.07%
DTE Energy Co.                                             2,800           109,025
Niagara Mohawk Holdings Inc.                               6,300           105,131
PG&E Corp.                                                12,100           242,000
                                                                      ------------
                                                                           456,156
                                                                      ------------
Waste Management -- 0.91%
Bankers Trust New York Corp.                               3,000            51,562
                                                                      ------------
Wholesale -- 1.65%
Ingram Micro, Inc.*                                        8,300            93,375
                                                                      ------------
Total Common Stock (Cost $4,641,771)                                     4,924,670
                                                                      ------------
FOREIGN STOCK -- 2.06%
France -- 2.06%
Compagnie Francaise d'Etudes et de Construction SA           800           116,121
                                                                      ------------
Total Foreign Stock (Cost $92,990)800                                      116,121
                                                                      ------------
INVESTMENT COMPANIES -- 9.65%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares           545,488           545,488
                                                                      ------------
Total Investment Companies (Cost $545,488)                                 545,488
                                                                      ------------
Total Value of Investments (Cost $5,280,249)(98.88%)                    $5,586,279
Other Assets, Less Liabilities, Net (1.12%)                                 63,021
                                                                      ------------
Net Assets (100.00%)                                                    $5,649,300
                                                                      ============

* Non-income producing investment.

Unrealized appreciation                                                   $378,196
Unrealized depreciation                                                    (72,166)
                                                                      ------------
Net unrealized appreciation                                               $306,030
                                                                      ============

See notes to the financial statements.





QUAKER SMALL-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

                                                         Number          Market
                                                        of Shares        Value
                                                      ------------    ------------
COMMON STOCK -- 98.17%
Aerospace -- 0.21%
BF Goodrich Co.                                            1,200           $43,650
                                                                      ------------
Airlines -- 1.21%
AMR Corp.                                                  1,500            58,781
Frontier Airlines Inc.*                                    2,500            77,344
Continental Airlines, Inc.*                                2,300           118,738
                                                                      ------------
                                                                           254,863
                                                                      ------------
Apparel -- 0.67%
Oakley, Inc.*                                              3,500            47,250
Timberland Co. Cl A*                                       1,400            93,625
                                                                      ------------
                                                                           140,875
                                                                      ------------
Athletic Equipment -- 0.93%
ADVO, Inc.*                                                3,000           133,125
Callaway Golf                                              3,400            63,325
                                                                      ------------
                                                                           196,450
                                                                      ------------
Automotive -- 0.62%
Autonation, Inc.*                                         10,200            61,200
Dura Automotive Systems, Inc.*                             3,300            17,325
Lear Corp.*                                                2,100            52,106
                                                                      ------------
                                                                           130,631
                                                                      ------------
Banks -- 7.19%
Astoria Financial Corp.                                    3,400           184,663
Banco Latino-Americano De Exporta                          2,900           100,231
BancWest Corp.                                             3,700            96,662
Bank United Corp. Cl A                                     2,000           136,375
Dime Bancorp, Inc.                                         5,200           153,725
Downey Financial Corp.                                     3,100           170,500
Espirito Santo Financial Group ADR                         3,800            67,450
First Federal Financial Corp.                              4,100           132,481
Greenpoint Financial Corp.                                 4,100           167,844
Hibernia Corp. Cl A                                       13,300           169,575
Hudson United Bancorp                                      6,500           136,094
                                                                      ------------
                                                                         1,515,600
                                                                      ------------
Basic Materials & Processing -- 0.39%
Ball Corp.                                                 1,800            82,912
                                                                      ------------
Business Services -- 3.27%
Administaff, Inc.*                                         1,800            48,960
Airgas, Inc.*                                              6,700            45,644
Block (H & R), Inc.                                        1,400            57,925
Bowne & Co., Inc.                                          4,400            46,475
International Game Technology*                             3,000           144,000
Kelly Services, Inc. Cl A                                    800            18,900
Nova Corp.*                                                6,200           123,613
Prepaid Legal Services, Inc.*                              3,100            79,050
Robert Half International, Inc.                            1,800            47,700
Spherion Corp.*                                            5,400            61,088
Volt Information Sciences, Inc.*                             700            14,525
                                                                      ------------
                                                                           687,880
                                                                      ------------
Chemicals -- 0.89%
Albemarle Corp.                                            4,300           106,425
Cytec Industries, Inc.*                                    1,500            59,906
W.R. Grace & Co. *                                         6,300            20,081
                                                                      ------------
                                                                           186,412
                                                                      ------------
Components -- 0.23%
Silicon Valley Group, Inc.*                                1,700            48,875
                                                                      ------------

Computer Hardware -- 0.83%
Paxar Corp.*                                               4,500            45,844
Quantum Corp. - DLT & Storage Systems*                     7,600           101,175
Read Rite Corp.*                                           6,700            27,010
                                                                      ------------
                                                                           174,029
                                                                      ------------
Computer Services & Software -- 6.15%
American Management Systems, Inc.*                         4,500            89,156
Anixter International, Inc.*                               3,000            64,875
Autodesk, Inc.                                             6,300           169,706
Avid Technology, Inc.*                                     3,100            56,623
BARRA, Inc.*                                               1,650            77,756
Comdisco, Inc.                                            10,900           124,669
Fair Issac & Co., Inc.                                     1,900            96,900
Harman International Industries, Inc.                      4,200           153,300
InterVoice, Inc.*                                          4,800            34,800
Iomega Corp.*                                             12,300            41,451
JDA Software Group, Inc.*                                  3,300            43,106
Mentor Graphics Corp.*                                     2,300            63,106
National Data Corp.                                        1,800            65,925
Network Associates, Inc.*                                  5,300            22,194
Pomeroy Computer Resources, Inc.*                          3,100            47,275
Wallace Computer Services, Inc.                            8,500           144,500
                                                                      ------------
                                                                         1,295,342
                                                                      ------------
Consumer Products -- 0.57%
FOSSIL, Inc.*                                              4,300            62,283
Toro Co.                                                   1,600            58,700
                                                                      ------------
                                                                           120,983
                                                                      ------------
Distribution Wholesale -- 0.67%
Brightpoint, Inc.*                                         3,200            11,200
Scansource, Inc.*                                            900            35,100
Tech Data Corp.*                                           1,700            45,980
United Stationers, Inc.                                    2,000            48,000
                                                                      ------------
                                                                           140,280
                                                                      ------------
Diversified Conglomerates -- 1.77%
Chemed Corp.                                               3,100           104,238
National Service Industries, Inc.                          5,700           146,419
SPS Technologies, Inc.*                                    1,200            65,775
U.S. Industries, Inc.                                      7,000            56,000
                                                                      ------------
                                                                           372,432
                                                                      ------------
Education -- 0.89%
Apollo Group, Inc.*                                        3,800           186,913
                                                                      ------------
Electronics & Electrical Equipment -- 4.70%
Arrow Electronics, Inc.                                    2,700            77,288
Avnet, Inc.                                                1,200            25,800
Belden, Inc.                                               2,700            68,512
Benchmark Electronics, Inc.*                               5,500           124,094
C & D Technology, Inc.                                     2,500           107,969
Cable Design Technologies Corp.*                           2,100            35,306
Diebold, Inc.                                              2,200            73,425
Fairchild Semiconductor International Cl A*                2,500            36,094
GaSonics International Corp.*                              2,900            53,288
General Semi-Conductors, Inc.                              4,200            26,250
Kemet Corp.*                                               1,400            21,175
Nu Horizons Electronics Corp.*                            10,700            95,631
Park Electrochemical Corp.                                 1,950            59,841
Pioneer Standard Electronics, Inc.                         5,600            61,600
Technitrol, Inc.                                             800            32,900
Varian Semiconductor Equipment Associates, Inc.*           1,200            28,500
Vishay Intertechnology, Inc.*                              4,200            63,525
                                                                      ------------
                                                                           991,198
                                                                      ------------
Energy -- 0.42%
Cia Paranaense SP ADR                                     10,500            88,594
                                                                      ------------
Engineering & Construction -- 7.97%
Centex Corp.                                               3,100           116,444
D.R. Horton, Inc.                                          7,100           173,506
Del Webb Corp.*                                            3,000            87,750
Hughes Supply, Inc.                                        3,900            69,966
IT Group, Inc.*                                            9,100            45,500
Jacobs Engineering Group, Inc.                             1,900            87,756
Kaufman and Broad Home Corp.                               4,700           158,331
MDC Holdings, Inc.                                         3,500           115,325
NCI Building Systems, Inc.*                                2,100            39,506
Nortek, Inc.*                                              3,000            71,062
Nvr, Inc.*                                                 1,400           173,040
Pulte Corp.                                                3,100           130,781
Ryland Group, Inc.                                         3,000           122,250
Standard Pacific Corp.                                     5,000           116,875
Toll Brothers, Inc.*                                       4,200           171,675
                                                                      ------------
                                                                         1,679,767
                                                                      ------------
Entertainment & Leisure -- 2.70%
Anchor Gaming*                                             1,400            54,600
Aztar Corp.*                                              11,100           143,606
Brunswick Corp.                                            3,500            57,531
Fairfield Communities, Inc.*                               4,700            66,094
GTECH Holdings Corp.*                                      3,700            76,081
Prime Hospitality Corp.*                                   4,900            56,963
Sun International Hotels Ltd.*                             2,400            57,000
The Topps Co., Inc.*                                       6,100            56,044
                                                                      ------------
                                                                           567,919
                                                                      ------------
Financial Services -- 5.88%
Americredit Corp.*                                         3,800           103,550
Deluxe Corp.                                               3,800            96,026
Doral Financial Corp.                                      6,100           147,544
Edwards (A.G.), Inc.                                       2,250           106,734
Federated Investors, Inc.                                  1,500            43,688
Heller Financial, Inc.                                     2,200            67,512
Investment Technology Group, Inc.*                           900            37,575
Jefferies Group, Inc.                                      2,300            71,875
Raymond James Financial, Inc.                              4,900           170,888
SEI Investments Co.                                        1,500           168,000
Southwest Securities Group                                 5,200           134,550
Waddell & Reed Financial, Inc. Cl A                        2,400            90,300
                                                                      ------------
                                                                         1,238,242
                                                                      ------------
Food & Berverage -- 0.31%
Fleming Co., Inc.                                          5,600            66,150
                                                                      ------------
Healthcare -- 6.93%
Beverly Enterprises, Inc.*                                17,400           142,462
Davita, Inc.*                                             11,400           195,225
Health Net Inc.*                                           6,700           175,456
Healthsouth Rehabilitation Corp.*                          5,600            91,350
Impath Inc.*                                                 900            59,850
Manor Care, Inc.*                                          6,400           132,000
Mid Atlantic Medical Services, Inc.                        3,000            59,438
Pacificare Health Systems Inc. Cl A*                      10,500           157,500
Quest Diagnostics, Inc.*                                     600            85,200
Qurom Health Group, Inc.                                   4,900            77,175
Trigon Healthcare, Inc.*                                   1,500           116,719
Universal Health Services, Inc.                            1,500           167,625
                                                                      ------------
                                                                         1,460,000
                                                                      ------------
Home Furnishings -- 0.71%
Pier 1 Imports, Inc.                                      14,600           150,562
                                                                      ------------
Industrial Cyclicals -- 0.59%
Potash Corporation of Saskatchewan, Inc.                   1,600           125,300
                                                                      ------------
Instruments - Scientific -- 0.20%
PerkinElmer, Inc.                                            400            42,000
                                                                      ------------
Insurance -- 6.38%
Affiliated Managers Group, Inc.*                           1,700            93,288
Amerus Life Holdings, Inc.                                 1,100            35,612
Everest Re Group Ltd.                                      2,200           157,575
Express Scripts, Inc.*                                       700            71,575
First American Financial Corp.                             5,900           193,962
Humana, Inc.*                                              9,200           140,300
Mony Group, Inc.                                           1,400            69,212
Old Republic International Corp.                           5,800           185,600
PMI Group, Inc.                                            2,500           169,219
Renaissance Re Holdings                                    1,200            93,975
Stancorp Financial Group, Inc.                             2,800           133,700
                                                                      ------------
                                                                         1,344,018
                                                                      ------------
Manufacturing -- 1.64%
JLG Industries, Inc.                                       9,000            95,625
NACCO Industries, Inc. Cl A                                3,400           148,538
Salton, Inc.*                                              2,200            45,512
Trinity Industries, Inc.                                   2,200            55,000
                                                                      ------------
                                                                           344,675
                                                                      ------------
Marketing Services -- 0.45%
Direct Focus, Inc.*                                        2,800            93,975
                                                                      ------------
Media -- 0.65%
Knight-Ridder, Inc.                                        2,400           136,500
                                                                      ------------
Medical Products -- 3.35%
Cooper Co.*                                                1,300            51,838
Dentsply International, Inc.                               1,300            50,862
Henry Schein, Inc.*                                        4,100           141,962
Invacare, Inc.                                             1,800            61,650
Laboratory Corp. of America Holdings, Inc.*                  800           140,800
Polymedica Corp.*                                          3,000           100,125
Steris Corp.*                                              9,800           158,025
                                                                      ------------
                                                                           705,262
                                                                      ------------
Metal Products -- 2.15%
Commercial Metals Co.                                      3,300            73,425
Nucor Corp.                                                1,500            59,531
Precision Castparts Corp.                                  3,800           159,838
Timken Co.                                                10,600           160,325
                                                                      ------------
                                                                           453,119
                                                                      ------------
Office Products -- 0.56%
John H. Harland Co.                                        5,500            77,688
Steelcase Inc.                                             2,900            40,238
                                                                      ------------
                                                                           117,926
                                                                      ------------
Oil & Gas -- 7.72%
Energen Corp.                                              3,200           103,000
Eog Resources, Inc.                                        1,200            65,625
Equitable Resources, Inc.                                  2,300           153,525
KeySpan Corp.                                              3,700           156,788
Murphy Oil Corp.                                           1,000            60,438
Noble Affiliates, Inc.                                     4,100           188,600
Oceaneering International, Inc.*                           3,800            73,862
Sempra Energy                                              6,700           155,775
Sunoco, Inc.                                               4,600           154,962
Tosco Corp.                                                1,400            47,512
Ultramar Diamond Shamrock Corp.                            4,000           123,500
Valero Energy Corp.                                        4,600           171,062
Western Gas Resources, Inc.                                5,100           171,806
                                                                      ------------
                                                                         1,626,455
                                                                      ------------
Pharmaceuticals -- 0.71%
Herbalife International, Inc. Cl A                         1,133             8,639
Medicis Pharmaceutical Corp.*                                700            41,388
Pharmaceutical Product Development, Inc.*                  2,000            99,375
                                                                      ------------
                                                                           149,402
                                                                      ------------
Publishing -- 1.10%
Banta Corp.                                                4,600           116,932
Scholastic Corp.*                                          1,300           115,212
                                                                      ------------
                                                                           232,144
                                                                      ------------
Real Estate -- 1.94%
Catellus Development Corp.*                                7,800           136,500
LNR Property Corp.                                         2,700            59,400
Rouse Co.                                                  2,700            68,850
Security Capital Group*                                    7,200           144,450
                                                                      ------------
                                                                           409,200
                                                                      ------------
Restaurant - Retail -- 1.67%
Applebee's International, Inc.                             2,700            84,881
CBRL Group, Inc. (Craker Barrel)                           8,800           160,050
Landry's Restaurants, Inc.*                                4,900            48,694
Lone Star Steakhouse & Saloon*                             6,000            57,750
                                                                      ------------
                                                                           351,375
                                                                      ------------
Retail -- 4.87%
Barnes & Noble, Inc.*                                      4,800           127,200
Christopher & Banks Corp.*                                 3,400            95,838
Finish Line, Inc.*                                         6,900            40,753
Footstar, Inc.*                                            1,400            69,300
Genesco, Inc.*                                             2,700            65,981
Media Arts Group, Inc.*                                    3,000            12,938
Musicland Stores Corp.*                                    4,900            60,638
Neiman-Marcus Group, Inc.*                                 1,300            46,231
Payless Shoesource, Inc.*                                  2,400           169,800
Rent-A-Center, Inc.*                                       5,000           172,500
Rex Stores Corp.*                                          3,300            54,862
Sharper Image Corp.*                                       7,100           109,162
                                                                      ------------
                                                                         1,025,203
                                                                      ------------
Telecommunications -- 1.33%
Black Box Corp.*                                             900            43,481
General Cable Corp.                                        9,900            43,931
Harris Corp.                                               4,600           140,875
Plantronics, Inc.*                                           900            42,300
World Access, Inc.*                                        3,900             9,385
                                                                      ------------
                                                                           279,972
                                                                      ------------
Tire & Rubber -- 0.49%
Cooper Tire & Rubber Co.                                   9,800           104,125
                                                                      ------------
Tobacco -- 1.38%
Universal Corp.                                            2,600            91,000
RJ Reynolds Holding - Tobacco                              4,100           199,875
                                                                      ------------
                                                                           290,875
                                                                      ------------
Transportation -- 2.25%
Arkansas Best Corp.*                                       3,300            60,431
Avis Rent-A-Car, Inc.*                                     3,000            97,688
Newport News Shipbuilding Inc.                             2,300           119,600
Ryder Systems, Inc.                                        3,300            54,862
Teekay Shipping Corp.                                      3,700           140,600
                                                                      ------------
                                                                           473,181
                                                                      ------------
Utilities -- 2.52%
CMS Energy Corp.                                           1,800            57,038
El Paso Electric Co.                                       4,000            52,800
Huaneng Power International, Inc. ADR                      5,400           101,925
Public Service Company of New Mexico                       5,800           155,512
Utilicorp United, Inc.                                     5,300           164,300
                                                                      ------------
                                                                           531,575
                                                                      ------------
Vitamins & Nutrition Products -- 0.11%
NBTY, Inc.*                                                4,900            23,275
                                                                      ------------
Total Common Stock (Cost $18,297,973)                                   20,680,116
                                                                      ------------
INVESTMENT COMPANIES -- 1.16%
Evergreen Money Class Is                                 245,143           245,143
                                                                      ------------
Total Investment Companies (Cost $245,143)                                 245,143
                                                                      ------------

Total Value of Investments (Cost $18,543,116)(99.33%)                  $20,925,259
Other Assets, Less Liabilities, Net (0.67%)                                141,772
                                                                      ------------
Net Assets (100.00%)                                                   $21,067,031
                                                                      ============

* Non-income producing investment.
ADR - American Depository Receipt

Unrealized appreciation                                                 $3,598,821
Unrealized depreciation                                                 (1,216,678)
                                                                      ------------
Net unrealized appreciation                                             $2,382,143
                                                                      ============

See notes to financial statements.





QUAKER SMALL-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

                                                         Number          Market
                                                        of Shares        Value
                                                      ------------    ------------
COMMON STOCK -- 92.54%
Aerospace -- 0.62%
Armor Holdings, Inc.*                                        130            $2,267
Teledyne Technologies, Inc.*                                 970            22,916
The Titan Corp.*                                              80             1,300
                                                                      ------------
                                                                            26,483
                                                                      ------------
Agricultural -- 0.39%
Delta & Pine Land Co.                                        800            16,750
                                                                      ------------
Airlines -- 0.46%
Skywest, Inc.                                                680            19,550
                                                                      ------------
Apparel -- 0.68%
Columbia Sportswear Co.*                                      80             3,980
Hot Topic, Inc.*                                             200             3,287
Kenneth Cole Productions, Inc.*                               40             1,610
Timberland Co. Cl A*                                         300            20,062
                                                                      ------------
                                                                            28,939
                                                                      ------------
Automotive -- 0.30%
Copart, Inc.*                                                590            12,685
                                                                      ------------
Banks -- 1.98%
Commerce Bancorp, Inc.                                       454            31,042
Greater Bay Bancorp                                          680            27,880
Silicon Valley Bancshares*                                   450            15,553
Trustco Bank Corp.                                           780             9,506
                                                                      ------------
                                                                            83,981
                                                                      ------------
Biomedical -- 3.38%
Curagen Corp.*                                               650            17,753
Enzon, Inc.*                                                 950            58,959
Genzyme Corp.*                                               114            10,731
Inhale Therapeutic Systems, Inc.*                            490            24,745
Maxim Pharmaceuticals, Inc.*                                 200             1,275
Maxygen, Inc.*                                               450            11,025
Myriad Genetics, Inc.*                                       230            19,032
                                                                      ------------
                                                                           143,520
                                                                      ------------
Broadcasting -- 0.05%
Wink Communications, Inc.*                                   360             2,160
                                                                      ------------
Business Equipment & Services -- 0.27%
Brady Corp. Cl A                                             180             6,086
Fiserv, Inc.*                                                 50             2,372
TeleTech Holdings, Inc.*                                     160             2,940
                                                                      ------------
                                                                            11,398
                                                                      ------------
Chemicals -- 0.76%
Albany Molecular Research, Inc.*                             280            17,255
Symex Technologies, Inc.*                                    420            15,120
                                                                      ------------
                                                                            32,375
                                                                      ------------
Commercial Services -- 1.31%
F.Y.I. Inc.*                                                 140             5,162
Iron Mountain, Inc.*                                          60             2,228
On Assignment, Inc.*                                         536            15,276
Plexus Corp.*                                                840            25,528
Quanta Services, Inc.*                                       235             7,564
                                                                      ------------
                                                                            55,758
                                                                      ------------
Components -- 1.46%
C-COR Electronics, Inc.*                                   2,340            22,742
Coherent, Inc.*                                              340            11,050
Electro Scientific Industries, Inc.*                         710            19,880
Harman International Industries, Inc.                        230             8,395
                                                                      ------------
                                                                            62,067
                                                                      ------------
Computer Hardware -- 0.74%
In Focus Systems, Inc.*                                    1,200            17,700
Sun Microsystems, Inc.*                                      500            13,938
                                                                      ------------
                                                                            31,638
                                                                      ------------
Computer Services & Software -- 9.90%
Actuate Software Corp.*                                      660            12,622
Advent Software, Inc.                                        640            25,640
Aeroflex, Inc.*                                            1,500            43,242
Anixter International, Inc.*                                 290             6,271
Clarent Corp.*                                               590             6,674
Cognizant Technology Solutions Corp.*                         70             2,542
Computer Network Technology Corp.*                           200             5,762
Dendrite International, Inc.*                                340             7,608
Documentum, Inc.*                                            420            20,869
Factset Research Systems, Inc.                               550            20,388
FileNet Corp.*                                               280             7,630
Forrester Research, Inc.                                     230            11,514
Informatica Corp.*                                           720            28,485
Infospace, Inc.*                                              72               637
J.D. Edwards & Co.*                                          420             7,481
Jni Corp.*                                                   150             3,403
Macrovision Corp.*                                           160            11,842
Manhattan Associates, Inc.*                                   60             2,557
Mentor Graphics Corp.*                                     1,100            30,181
Mercury Interactive Corp.*                                   420            37,905
Metasolv Software, Inc.*                                     240             2,190
Micromuse Inc.*                                              140             8,450
National Instrument Corp.*                                    80             3,885
Netiq Corp.*                                                 580            50,678
New Era of Networks, Inc.*                                    30               176
Packeteer, Inc.*                                             340             4,208
Puma Technology, Inc.*                                       100               416
RSA Security, Inc.*                                           90             4,759
Sandisk Corp.*                                               140             3,885
Serena Software, Inc.*                                       350            11,982
Silverstream Software, Inc.*                                 100             2,062
Verity, Inc.*                                                990            23,822
Wind River Systems, Inc.*                                    320            10,920
                                                                      ------------
                                                                           420,686
                                                                      ------------
Consulting Services -- 1.17%
Diamondcluster International, Inc.*                          370            11,285
Professional Detailing, Inc.*                                230            24,326
The Corporate Executive Board Co.*                           350            13,918
                                                                      ------------
                                                                            49,529
                                                                      ------------
Consumer Products -- 0.04%
FOSSIL, Inc.*                                                120             1,738
                                                                      ------------
Containers -- 0.01%
Ivex Packaging Corp.*                                         30               328
                                                                      ------------
Distribution -- 0.12%
United Stationers, Inc.                                      220             5,280
                                                                      ------------
E-Commerce -- 0.80%
Commerce One, Inc.*                                          856            21,668
Purchasepro.Com, Inc.*                                       620            10,850
VerticalNet, Inc.*                                           200             1,331
                                                                      ------------
                                                                            33,849
                                                                      ------------
Education -- 0.78%
Career Education Corp.*                                      210             8,216
Education Management Corp.*                                  250             8,938
Learning Tree International, Inc.*                           320            15,840
                                                                      ------------
                                                                            32,994
                                                                      ------------
Electronics & Electrical Equipment -- 12.98%
Actel Corp.*                                               1,050            25,397
Adtran, Inc.*                                                 50             1,062
Alpha Industries, Inc.*                                      120             4,440
Amphenol Corp. Cl A*                                         180             7,054
Anaren Microwave, Inc.*                                      580            38,969
Applied Micro Circuits Corp.*                                208            15,610
Artesyn Technologies, Inc.*                                  590             9,366
Atmel Corp.*                                                 400             4,650
ATMI, Inc.*                                                  280             5,460
Axt, Inc.*                                                   300             9,919
Benchmark Electronics, Inc. *                                410             9,251
C & D Technology, Inc.                                       720            31,095
Caliper Technologies Corp.*                                  180             8,460
Cirrus Logic, Inc.*                                          760            14,250
Cree Research, Inc.*                                          20               711
CTS Corp.                                                    720            26,235
Cymer, Inc.*                                                 520            13,382
Cypress Semiconductor Corp.*                                  87             1,713
DSP Group Inc.*                                              700            14,733
Elantec Semiconductor, Inc.*                                 600            16,650
Exar Corp.*                                                  800            24,788
GaSonics International Corp.*                                180             3,308
General Semi-Conductors, Inc. *                              450             2,812
II-VI, Inc.*                                                  10               152
Integrated Silicon Solutions, Inc.*                        1,420            20,412
International Rectifier Corp.*                                30               900
InterTAN, Inc.*                                              280             3,255
Kemet Corp.*                                                  90             1,361
Kent Electronics Corp.*                                      600             9,900
Lam Research Corp.*                                          340             4,930
Lattice Semiconductor Corp.*                                 340             6,248
Littelfuse, Inc.*                                            320             9,160
LTX Corp.*                                                   570             7,383
Mattson Technology, Inc.*                                    140             1,444
Micrel, Inc.*                                                140             4,716
Molecular Devices Corp.*                                     310            21,216
Oak Technology, Inc.*                                        610             5,299
Pericom Semiconductor Co.*                                   480             8,880
Photronics, Inc.*                                            300             7,031
Powerwave Technologies, Inc.*                                199            11,642
Silicon Image, Inc.*                                         820             4,459
Sipex Corp.*                                                 430            10,293
Technitrol, Inc.                                             860            35,368
Transwitch Corp.*                                            300            11,738
TriQuint Semiconductor, Inc.*                                230            10,048
Ultratech Stepper, Inc.*                                     460            11,902
Universal Electronics, Inc.*                                 130             2,007
Valence Technology, Inc.*                                    610             5,681
Varian Semiconductor Equipment Associates                    510            12,112
Varian, Inc.*                                                850            28,794
Zoran Corp.*                                                 380             5,890
                                                                      ------------
                                                                           551,536
                                                                      ------------
Engineering & Construction -- 1.75%
D.R. Horton, Inc.                                            758            18,524
Dycom Industries, Inc.*                                      100             3,594
Insituform Technologies, Inc. Cl A*                          340            13,557
Nvr, Inc.*                                                   260            32,136
Tetra Tech, Inc.*                                            210             6,694
                                                                      ------------
                                                                            74,505
                                                                      ------------
Entertainment & Leisure -- 0.06%
Isle of Capri Casinos, Inc.*                                 250             2,656
                                                                      ------------
Filtration Systems -- 0.09%
Donaldson Co., Inc.                                          140             3,894
                                                                      ------------
Financial Services -- 5.30%
Affiliated Managers Group, Inc.*                             320            17,560
Americredit Corp.*                                         1,230            33,518
Arthur J. Gallagher & Co.                                    630            40,084
Blackrock, Inc.*                                              80             3,360
Brown & Brown, Inc.                                          550            19,250
Financial Federal Corp.                                       50             1,194
Investment Technology Group, Inc.                             60             2,505
Investors Financial Services Corp. Cl A                      570            49,020
John Nuveen Co. Cl A                                         100             5,750
Labranche & Co., Inc.*                                       180             5,501
METRIS Cos., Inc.                                          1,810            47,626
                                                                      ------------
                                                                           225,368
                                                                      ------------
Food & Beverages -- 0.59%
Hain Celestial Group, Inc.*                                  230             7,475
Whole Foods Market, Inc.*                                    290            17,726
                                                                      ------------
                                                                            25,201
                                                                      ------------
Healthcare -- 6.86%
Amerisource Health Corp.*                                  1,410            71,205
Barr Labs, Inc.*                                             610            44,492
Caremark Rx, Inc.*                                         3,490            47,333
Celgene Corp.*                                               140             4,550
LifePoint Hospitals, Inc.*                                   820            41,102
Mid Atlantic Medical Services, Inc.                        1,130            22,388
Noven Pharmaceuticals, Inc.*                                 340            12,708
Orthodontic Centers of America, Inc.*                        600            18,750
Province Healthcare*                                         470            18,506
Regeneron Pharmaceuticals, Inc.*                             290            10,227
                                                                      ------------
                                                                           291,261
                                                                      ------------
Human Resources -- 0.84%
Administaff, Inc.*                                           480            13,056
Hall Kinion & Associates, Inc.*                              170             3,421
Heidrick & Struggles International, Inc.*                    290            12,198
Korn/Ferry International*                                    330             7,012
                                                                      ------------
                                                                            35,687
                                                                      ------------
Instruments - Controls -- 0.76%
Mettler-Toledo International, Inc.*                          590            32,081
                                                                      ------------
Instruments - Scientific -- 0.58%
FEI Co.*                                                     340             7,735
Keithley Instruments, Inc.                                    60             2,584
PerkinElmer, Inc.                                             30             3,150
Photon Dynamics, Inc.*                                       490            11,025
                                                                      ------------
                                                                            24,494
                                                                      ------------
Internet Services & Software -- 1.95%
Avocent Corp.*                                               130             3,510
Digital Island Inc.*                                         130               528
Interwoven, Inc.*                                            960            63,300
Intranet Solutions, Inc.*                                    240            12,240
Keynote Systems, Inc.*                                       230             3,263
                                                                      ------------
                                                                            82,841
                                                                      ------------
Machinery -- 0.58%
Graco, Inc.                                                  600            24,825
                                                                      ------------
Manufacturing -- 0.76%
Helix Technology Corp.                                       350             8,285
Polaris Industries, Inc.                                     550            21,862
Salton, Inc.*                                                100             2,069
                                                                      ------------
                                                                            32,216
                                                                      ------------
Marketing Services -- 0.56%
ADVO, Inc.                                                   390            17,306
Valuevision International, Inc.  Cl A*                       520             6,565
                                                                      ------------
                                                                            23,871
                                                                      ------------
Medical Products -- 3.36%
Cerner Corp.*                                                290            13,412
Diagnostic Products Corp.                                     40             2,185
Impath, Inc.*                                                300            19,950
Novoste Corp.*                                               430            11,825
Patterson Dental Co.*                                         80             2,710
Polymedica Corp.*                                            100             3,338
Respironics, Inc.*                                           920            26,220
Syncor International Corp.*                                  270             9,821
Varian Medical Systems, Inc.                                 780            52,991
                                                                      ------------
                                                                           142,452
                                                                      ------------
Oil & Gas -- 12.82%
Barrett Resources Corp.*                                   1,030            58,517
Basin Exploration, Inc.*                                     245             6,248
Cal Dive International, Inc.*                                440            11,715
Cross Timbers Oil Co.                                      1,480            41,070
Forest Oil Corp.*                                            255             9,403
Grey Wolf, Inc.*                                           4,050            23,794
Hanover Compressor Co.*                                      120             5,348
Houston Exploration Co.*                                     190             7,244
HS Resources, Inc.*                                          420            17,798
Key Energy Group, Inc.*                                    2,810            29,329
Key Production Co.*                                          170             5,706
Lone Star Technologies, Inc.*                                760            29,260
Louis Dreyfus Natural Gas Corp.*                             600            27,488
Mitchell Energy & Development Corp.                          610            37,362
Patterson Energy, Inc.*                                      880            32,780
Pogo Producing Co.                                         1,360            42,330
Spinaker Exploration Co.*                                     50             2,125
St. Mary Land & Exploration Co.                              610            20,321
Stone Energy Corp.*                                          600            38,730
Superior Energy Services, Inc.*                            1,640            18,860
Swift Energy Co.*                                            400            15,050
Syntroleum Corp.*                                            400             6,800
UNIT Corp.*                                                1,030            19,506
UTI Energy Corp.                                             270             8,876
Vintage Petroleum, Inc.                                    1,360            29,240
                                                                      ------------
                                                                           544,900
                                                                      ------------
Pharmaceuticals -- 5.10%
Advance Paradigm, Inc.*                                      790            35,945
Alpharma, Inc.                                               490            21,499
Avigen, Inc.*                                                 60             1,245
Biosite Diagnostics, Inc.*                                   180             7,279
Cell Therapeutics, Inc.*                                     690            31,093
Cubist Pharmaceutica, Inc.*                                  690            20,010
Human Genome Sciences, Inc.*                                 260            18,021
King Pharmaceuticals, Inc.*                                   80             4,135
Medicis Pharmaceutical Corp.*                                750            44,344
Priority Healthcare Corp. Cl B*                              340            13,876
Trimeris, Inc.*                                              350            19,206
                                                                      ------------
                                                                           216,653
                                                                      ------------
Publishing -- 0.61%
John Wiley & Sons Cl A                                     1,200            25,800
                                                                      ------------
Real Estate -- 0.84%
Catellus Development Corp.*                                1,230            21,525
Smith (Charles East) Residential Realty                      300            14,100
                                                                      ------------
                                                                            35,625
                                                                      ------------
Research & Development -- 0.36%
Aurora Biosciences Corp.*                                    490            15,404
                                                                      ------------
Restaurant - Retail -- 2.16%
Applebee's International, Inc.                               180             5,659
CEC Entertainment, Inc.*                                     625            21,328
Cheesecake Factory, Inc.*                                    375            14,391
Rare Hospitality International, Inc.*                        825            18,408
Ruby Tuesday, Inc.                                         1,110            16,928
Sonic Corp.*                                                 645            15,037
                                                                      ------------
                                                                            91,751
                                                                      ------------
Retail -- 1.75%
99 Cents Only Stores*                                        329             9,006
Abercrombie & Fitch Co.*                                   1,000            20,000
Cato Corp. Cl A                                              317             4,359
Cost Plus, Inc.*                                             370            10,869
Men's Wearhouse, Inc.*                                       510            13,898
Pier 1 Imports, Inc.                                       1,560            16,088
                                                                      ------------
                                                                            74,220
                                                                      ------------
Steel -- 1.01%
Gibraltar Steel Corp.                                        170             2,986
Shaw Group Inc.*                                             800            40,000
                                                                      ------------
                                                                            42,986
                                                                      ------------
Telecommunications -- 2.54%
Advanced Fibre Communications, Inc.*                         110             1,987
Aware, Inc.*                                                 240             4,260
Black Box Corp.*                                             225            10,870
Commonwealth Telephone Ent Cl B                              130             4,550
Illuminet Holdings, Inc.*                                    840            19,268
Lightbridge, Inc.*                                           380             4,988
Mastec Inc.*                                                  50             1,000
Metricom, Inc.*                                              180             1,811
Natural Microsystems Corp.                                   510             5,036
Plantronics, Inc.*                                           740            34,780
Rural Cellular Corp.*                                        170             5,036
Tekelec, Inc.*                                                60             1,800
Tollgrade Communications, Inc.*                              290            10,585
Tut Systems, Inc.*                                           240             1,980
                                                                      ------------
                                                                           107,951
                                                                      ------------
Therapeuticals -- 0.49%
Neurocrine Biosciences, Inc.*                                310            10,269
Nps Pharmaceuticals, Inc.*                                   220            10,560
                                                                      ------------
                                                                            20,829
                                                                      ------------
Transportation -- 0.72%
Atlas Air, Inc.*                                             180             5,872
Avis Rent A Car, Inc.*                                       277             9,020
Newport News Shipbuilding, Inc.                              300            15,600
                                                                      ------------
                                                                            30,492
                                                                      ------------
Utilities -- 0.66%
Fuelcell Energy, Inc.*                                       310            21,254
Philadelphia Suburban Corp.                                  137             3,356
Vicor Corp.*                                                 110             3,341
                                                                      ------------
                                                                            27,951
                                                                      ------------
Wireless Equipment -- 1.24%
Belden, Inc.                                                  70             1,776
Dmc Stratex Networks, Inc.*                                  180             2,700
Netro Corp.*                                                 520             3,608
Proxim, Inc.*                                                650            27,950
SBA Communications Corp.*                                    410            16,836
                                                                      ------------
                                                                            52,870
                                                                      ------------
Total Common Stock (Cost $3,767,963)                                     3,932,028
                                                                      ------------
INVESTMENT COMPANIES -- 1.97%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares            83,759            83,759
                                                                      ------------
Total Investment Companies (Cost $83,759)                                   83,759
                                                                      ------------
INDEX FUNDS -- 5.25%
Amex S&P Depository Receipts                                 125            16,398
S&P Mid-Cap 400 Depository Receipts                        2,190           206,681
                                                                      ------------
Total Index Funds (Cost $218,120)                                          223,079
                                                                      ------------
Total Value of Investments (Cost $4,069,842)(99.76%)                    $4,238,866
Other Assets, Less Liabilities, Net (0.24%)                                  9,997
                                                                      ------------
Net Assets (100.00%)                                                    $4,248,863
                                                                      ============

* Non-income producing investment.

Unrealized appreciation                                                   $309,213
Unrealized depreciation                                                   (140,189)
                                                                      ------------
Net unrealized appreciation                                               $169,024
                                                                      ============

See notes to financial statements.





QUAKER FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

                                                        Principal         Value
                                                      ------------    ------------
AGENCY OBLIGATIONS -- 12.73%
Federal Home Loan Mortgage Corp. -- 3.12%
Freddie Mac 22 C, 9.50%, 04/15/20                        233,620          $242,371
                                                                      ------------
Federal National Mortgage Assoc. -- 9.61%
Fannie Mae 1993-152 K, P.O., 0.00%, 08/25/23             130,068            95,658
FNMA, 7.25%, 1/15/10                                     600,000           652,386
                                                                      ------------
                                                                           748,044
                                                                      ------------
Total Agency Obligations (Cost $926,679)                                   990,415
                                                                      ------------

ASSET BACKED SECURITIES -- 51.54%
Financial Services -- 51.54%
Asset Securitization Corporation 1997-MD7 A1A,
7.32%, 01/13/30                                           63,540            65,416
Chase Commercial Mortgage Securities Corp. 1996-1 A1,
7.60%, 12/18/05                                           55,728            57,562
Chase Commercial Mortgage Securities Corp. 1996-2 A2,
6.90%, 09/19/06                                           85,000            87,387
Chase Commercial Mortgage Securities Corp. 1999-2 A1,
7.032%, 10/15/08                                          74,940            77,459
Chemical Master Credit Card Trust I 1996-3 A,
5.875%, 02/15/09                                          80,000            83,887
Citibank Credit Card Master Trust I 1992-2 A,
5.875%, 03/10/11                                          61,000            59,468
Comed Transitional Funding Trust I 1998-1 A6,
5.63%, 06/25/09                                          295,000           287,832
Conseco Finance Securitizations Corp. 2000-1 M2,
9.08%, 05/01/31                                           25,000            26,686
CS First Boston Mortgage Securities Corp. 1997-C1 A1B,
7.15%, 08/20/06                                           80,000            82,328
CS First Boston Mortgage Securities Corp. 1998-C1 A1A,
6.26%, 12/17/07                                           52,480            52,657
CS First Boston Mortgage Securities Corp. 1998-C1 A1B,
6.48%, 05/17/08                                           90,000            90,476
CS First Boston Mortgage Securities Corp. 1997-C1 A1C,
7.24%, 04/20/07                                          218,000           227,447
Deutsche Mortgage And Asset Receiving Corp. 1998-C1 A2,
6.538%, 02/15/08                                          65,000            65,424
DLJ Commercial Mortgage Corp. 1998-CF1 A1B,
6.41%, 02/15/08                                           25,000            25,139
DLJ Commercial Mortgage Corp. 1998-CG1 A1B,
6.41%, 05/10/08                                          105,000           105,287
DLJ Commercial Mortgage Corp. 1999-CF2 A1B,
7.30%, 06/10/09                                          130,000           136,884
FDIC REMIC Trust 1996-C1 1A, 6.75%, 05/25/26             170,879           171,241
First Union-Lehman Bros. Comm. Mortgage 1997-C1 A1,
7.15%, 02/18/04                                           53,771            54,856
First Union-Lehman Bros. Comm. Mortgage 1997-C1 A3,
7.38%, 04/18/07                                           90,000            94,847
GE Capital Mortgage Services Inc. 1997-HE1 A4,
7.78%, 03/25/27                                          200,000           206,389
GMAC Commercial Mortgage Sec. Corp. 1997-C2 A3,
6.566%, 11/15/07                                          45,000            45,222
GMAC Commercial Mortgage Sec. Corp. 1999-C3 A1B,
7.273%, 08/15/09                                         305,000           320,486
Green Tree Financial Corporation 1994-5 A5,
8.30%, 11/15/19                                          216,000           224,405
Green Tree Financial Corporation 1996-10 A6,
7.30%, 11/15/28                                          249,853           253,313
Illinois Power Special Power Trust 1998-1 A6,
5.54%, 06/25/09                                          130,000           126,204
JP Morgan Commercial Mort. Finance Corp. 1999-C7 A1,
6.18%, 10/15/35                                           45,828            45,804
LB Commercial Condut Mortgage Trust 1999-C1 A2,
6.78%, 04/15/09                                           55,000            56,279
Lehman Large Loan 1997-LLI A1, 6.79%, 06/12/04            41,515            42,186
Lehman Large Loan 1997-LLI A2, 6.84%, 09/12/06           110,000           112,664
Merrill Lynch Mortgage Investors, Inc. 1998-C1 A1,
6.31%, 11/15/26                                           26,878            26,855
Merrill Lynch Mortgage Investors, Inc. 1998-C2 A2,
6.39%, 02/15/30                                           65,000            65,075
Merrill Lynch Mortgage Investors, Inc. 1995-C2 A1,
6.861%, 06/15/21                                          79,114            79,690
Merrill Lynch Mortgage Investors, Inc. 1996-C1 A1,
7.15%, 04/25/28                                           10,315            10,373
Merrill Lynch Mortgage Investors, Inc. 1997-C1 A3,
7.12%, 06/18/29                                           20,000            20,755
Morgan Stanley Capital I 1997-ALIC A2, 5.99%, 03/15/05   104,890           104,608
Morgan Stanley Capital I 1998-HF1 A1, 6.19%, 01/15/07     38,594            38,663
Mortgage Capital Funding, Inc. 1998-MC1 A1,
6.417%, 06/18/07                                          58,716            59,168
Mortgage Capital Funding, Inc. 1998-MC3 A1,
6.001%, 11/18/31                                          20,622            20,463
Nomura Asset Securities Corp. 1998-D6 A2, 7.0051%,
03/17/28                                                  50,000            51,018
Prudential Home Mortgage Securities 1993-47 A11,
6.10%, 12/25/23                                          100,000            97,518
Salomon Brothers Mortage Securities VI 1986-1 A,
6.00%, 12/25/11                                          154,833           151,237
                                                                      ------------
                                                                         4,010,658
                                                                      ------------
Total Asset Backed Securities (Cost $3,741,803)                          4,010,658
                                                                      ------------

CORPORATE BONDS -- 14.85%
Entertainment & Leisure -- 1.18%
Circus Circus, 6.70%, 11/15/96                            95,000            91,755
                                                                      ------------
Financial Services -- 7.04%
Ford Motor Credit Co., 7.375%, 10/28/09                  300,000           300,474
Intl BK Recon And Development, 0.00%, 02/15/11 (a)       468,000           247,355
                                                                      ------------
                                                                           547,829
                                                                      ------------
Industrial -- 0.50%
Unova, Inc., 7.00%, 03/15/08                             100,000            38,988
                                                                      ------------
Medical Products -- 2.46%
Beckman Instruments, 7.05%, 06/01/26                      90,000            86,985
Columbia/HCA, 8.36%, 04/15/24                            110,000           103,940
                                                                      ------------
                                                                           190,925
                                                                      ------------
Office Equipment -- 1.63%
Xerox Corp., 7.20%, 04/16/01                             140,000           126,700
                                                                      ------------

Retail -- 2.04%
Ikon Office Solutions, 6.75%, 11/01/04                   130,000           118,711
Rite Aid Corp., 7.125%, 01/15/07                         145,000            40,238
                                                                      ------------
                                                                           158,949
                                                                      ------------
Total Corporate Bonds (Cost $1,228,484)                                  1,155,146
                                                                      ------------
FOREIGN BONDS -- 4.63%
Foreign Corporate Bonds -- 4.63%
Bank Of Ayudhya (HK) FRN, 7.515%, 04/30/06+G123          400,000           360,000
                                                                      ------------
Total Foreign Bonds (Cost $381,886)                                        360,000
                                                                      ------------
INVESTMENT COMPANIES -- 0.24%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares            18,975            18,975
                                                                      ------------
Total Investment Companies (Cost $18,975)                                   18,975
                                                                      ------------
U.S GOVERNMENT SECURITIES -- 11.79%
Treasury Notes -- 11.79%
U.S. Treasury Note, 5.75%, 08/15/10                      875,000           917,315
                                                                      ------------
Total U.S. Government Securities (Cost $917,336)                           917,315
                                                                      ------------
Total Investments (Cost $7,215,163)(b) (95.78%)                          7,452,509
Other Assets & Liabilities, Net (4.22%)                                    328,624
                                                                      ------------
Net Assets (100%)                                                       $7,781,133
                                                                      ============

+ Denominated in U.S. Dollars
(a) Non-income producing investment.
(b) Aggregate cost for financial reporting and federal income tax purposes is the same.

Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

Unrealized appreciation                                                   $386,693
Unrealized depreciation                                                   (149,347)
                                                                      ------------
Net unrealized appreciation                                               $237,346
                                                                      ============

See notes to financial statements.





QUAKER HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

                                                        Principal         Value
                                                      ------------    ------------
AGENCY OBLIGATIONS -- 6.21%
Federal Home Loan Bank -- 6.21%
FHLB Discount Corp., 6.37%, 01/31/01                     466,000          $463,584
                                                                      ------------
Total Agency Obligations (Cost $463,584)                                   463,584
                                                                      ------------
ASSET BACKED SECURITIES -- 6.33%
Financial Services -- 6.33%
Green Tree Financial Corp., 1994-3 B2, 8.65%, 06/15/19   500,000           472,705
                                                                      ------------
Total Asset Backed Securities (Cost $451,203)                              472,705
                                                                      ------------
CORPORATE BONDS -- 43.88%
Agricultural Chemicals -- 3.57%
IMC Global, Inc., 7.40%, 11/01/02                        290,000           266,494
                                                                      ------------
Auto Parts & Equipment -- 2.58%
Dana Corp., 6.50%, 03/01/09                              285,000           192,467
                                                                      ------------
Building -- 4.65%
Dell Webb Corp., 9.375%, 05/01/09                        100,000            85,125
K. Hovnanian Enterprises, 9.75%, 06/01/05                126,000           111,510
McDermott, Inc., 9.375%, 03/15/02                        170,000           150,184
                                                                      ------------
                                                                           346,819
                                                                      ------------
Chemicals -- 3.76%
Lyondell Chemical Co., 9.875%, 05/01/07                  290,000           281,300
                                                                      ------------
Containers -- 2.17%
Crown Cork & Seal Co. Inc., 7.125%, 09/01/02             255,000           161,925
                                                                      ------------
Distribution/Wholesale -- 3.49%
Boise Cascade Office Products, 7.05%, 05/15/05           275,000           260,756
                                                                      ------------
Healthcare -- 3.15%
Pacificare Health Systems, 7.00%, 09/15/03               260,000           235,060
                                                                      ------------
Machinery -- 2.24%
Case Corp., 6.25%, 12/01/03                              265,000           167,391
                                                                      ------------
Medical Instruments -- 5.94%
Beckman Instruments, 7.05%, 06/01/26                     290,000           279,917
Boston Scientific Corp., 6.625%, 03/15/05                180,000           163,859
                                                                      ------------
                                                                           443,776
                                                                      ------------
Office Equipment --  1.69%
Xerox Corp., 7.20%, 04/01/16                             140,000           126,000
                                                                      ------------
Resorts/Theme Parks -- 0.71%
Bluegreen Corp., 10.5%, 04/01/08                         100,000            53,000
                                                                      ------------
Retail Stores -- 6.47%
J.C. Penney & Co. Inc., 6.50%, 12/15/07                  100,000            56,964
J.C. Penney & Co. Inc., 7.60%, 04/01/07                  250,000           150,552
Rite Aid Corp., 7.125%, 01/15/07                       1,010,000           275,225
                                                                      ------------
                                                                           482,741
                                                                      ------------
Tire & Rubber -- 2.90%
Goodyear Tire & Rubber Co., 6.625%, 12/01/06             270,000           216,450
                                                                      ------------
Utilities -- 0.56%
Pacific Gas & Electric Co., 6.25%, 08/01/03               50,000            41,684
                                                                      ------------
Total Corporate Bonds (Cost $3,690,457)                                  3,275,863
                                                                      ------------
FOREIGN BONDS -- 9.95%
Foreign Corporate Bonds -- 9.95%
App Global Finance Ltd., FRN, 04/17/02 +                 500,000           186,665
Bank Of Ayudhya (HK) FRN, 04/30/06 +                     600,000           556,411
                                                                      ------------
                                                                           743,076
                                                                      ------------
Total Foreign Bonds (Cost $984,147)                                        743,076
                                                                      ------------
GOVERNMENT SECURITIES -- 22.68%
U.S. Treasury Note, 5.75% 08/15/                     101,615,000         1,692,596
                                                                      ------------
Total Government Securities (Cost $1,693,141)                            1,692,596
                                                                      ------------
INVESTMENT COMPANIES -- 0.82%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares            60,831            60,831
                                                                      ------------
Total Investment Companies (Cost $60,831)                                   60,831
                                                                      ------------
PREFERRED STOCK -- 4.35%
Chelsea GCA Realty, Inc. Pfd A, 8.375%                     8,000           325,000
                                                                      ------------
Total Preferred Stock (Cost $315,250)                                      325,000
                                                                      ------------
Total Investments (Cost $7,658,613)(a) (94.22%)                          7,033,655
Other Assets & Liabilities, Net (5.78%)                                    431,388
                                                                      ------------
Net Assets (100%)                                                       $7,465,043
                                                                      ============

(a) Aggregate cost for financial reporting and federal income tax purposes is the same.
+ Denominated in U.S. Dollars

Unrealized appreciation of investments for financial reporting and federal income tax purposes is as follows:

Unrealized appreciation                                                    $44,818
Unrealized depreciation                                                   (669,776)
                                                                      ------------
Net unrealized depreciation                                              $(624,958)
                                                                      ============

See notes to financial statements.





QUAKER GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
December 31, 2000

                                                        Principal         Value
                                                      ------------    ------------
AGENCY OBLIGATIONS -- 89.89%
Federal Home Loan Bank -- 89.89%
FHLB Discount Corp., 6.37%, 01/31/01(b)                  100,000           $99,471
                                                                      ------------
Total Agency Obligations (Cost $99,471)                                     99,471
                                                                      ------------
INVESTMENT COMPANIES -- 5.71%
Evergreen Money Market Institutional Treasury
Money Market Fund Institutional Service Shares             6,315             6,315
                                                                      ------------
Total Investment Companies (Cost $6,315)                                     6,315
                                                                      ------------
Total Investments (Cost $105,786)(a) (95.60%)                              105,786
Other Assets & Liabilities, Net (4.40%)                                      4,870
                                                                      ------------
Net Assets (100%)                                                         $110,656
                                                                      ============

(a) Aggregate cost for financial reporting and federal income tax purposes is the same.
(b) Priced at amortized cost

See notes to the financial statements.





QUAKER INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2000 (Unaudited)

                                       Core Equity        Aggressive         Large-Cap          Mid-Cap          Small-Cap
                                          Fund            Growth Fund        Value Fund       Value Fund         Value Fund
                                      ----------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $21,555,922,
$23,310,042, $377,521, $5,280,249,
$18,543,116, $4,069,842, $7,215,163,
$7,597,781 and $105,786) (note 2)     $ 21,862,102       $ 24,033,820     $    400,709       $  5,586,279       $ 20,925,259
Cash                                         1,350                 --               --              2,327                 --
Deposits with brokers for securities
sold short                                      --          4,636,801               --                 --                 --
Receivables:
Dividends and interest                      16,416            103,373            1,088              6,690             14,037
Fund shares sold                             1,876            982,981               --            135,500                500
Investment securities sold                      --          6,299,114               --                 --            125,082
Due from fund sponsor                        5,115             29,386            2,855              2,785                767
Due from fund administrator                     --                 --               --                 --                 --
Due from broker                                 --                 --            3,612                 --              3,612
Deferred organization expenses, net
(notes 2 and 4)                              5,596              7,965            5,596              3,989              5,596
Prepaid expenses and other assets           28,535             28,567           12,405             18,506             19,969
                                      ------------       ------------     ------------       ------------       ------------
Total assets                            21,920,990         36,122,007          426,265          5,756,076         21,094,822
                                      ------------       ------------     ------------       ------------       ------------

LIABILITIES:
Payables:
Securities sold short                           --          2,706,141               --                 --                 --
Fund shares redeemed                        67,550              8,456               --                 --                 --
Investment securities purchased                 --          3,774,955               --             97,300                 --
Distributions                                 (229)             3,936               --                 --                 --
Accrued expenses                            37,368             39,728            4,800              8,762             27,791
Due to fund sponsor (notes 2 and 3)             --                 --               --                 --                 --
Due to custodian                                --             29,454               --                 --                 --
Due to broker                                1,730                 --              714
                                      ------------       ------------     ------------       ------------       ------------
Total liabilities                          104,689          6,564,400            4,800            106,776             27,791
                                      ------------       ------------     ------------       ------------       ------------
NET ASSETS                            $ 21,816,301       $ 29,557,607     $    421,465       $  5,649,300       $ 21,067,031
                                      ============       ============     ============       ============       ============

NET ASSETS CONSIST OF:
Paid-in capital                       $ 22,413,376       $ 29,767,364     $    840,347      $   5,330,202      $  18,688,753
Undistributed net investment income       (215,242)             1,665          (17,428)           (39,656)           (37,981)
Accumulated net realized gain (loss)
on investments                            (688,013)        (1,056,013)        (424,642)            52,724             34,115
Net unrealized appreciation
(depreciation) on investments              306,180            844,591           23,188            306,030          2,382,144
                                      ------------       ------------     ------------       ------------       ------------
                                      $ 21,816,301       $ 29,557,607     $    421,465       $  5,649,300       $ 21,067,031
                                      ============       ============     ============       ============       ============


QUAKER INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
December 31, 2000 (Unaudited)

                                       Core Equity        Aggressive         Large-Cap          Mid-Cap          Small-Cap
                                          Fund            Growth Fund        Value Fund       Value Fund         Value Fund
                                      --------------------------------------------------------------------------------------
CLASS A SHARES:
Net Assets (Applicable to 1,128,280,
1,179,874, 29,579, 103,174, 380,188,
772,567, and 2,031 shares outstanding,
respectively; unlimited shares of
$0.01 par value, beneficial interest
authorized)                           $ 16,462,028       $ 23,105,291     $    309,360       $  1,095,417       $  5,382,441
Net Asset Value, and redemption
price per share                       $      14.59       $      19.58     $      10.45       $      10.61       $      14.16
                                      ------------       ------------     ------------       ------------       ------------
Offering price per share Class A      $      15.44       $      20.72     $      11.06       $      11.23       $      14.98
                                      ============       ============     ============       ============       ============

CLASS B SHARES:
Net Assets (Applicable to 128, 40,101,
1,250, and 5,459 shares outstanding,
respectively; unlimited shares of
$0.01 par value, beneficial interest
authorized)                           $      1,872       $    786,716                                           $     17,687
                                      ------------       ------------                                           ------------
Net Asset Value, redemption and
offering price per share              $      14.58       $      19.62                                           $      14.14
                                      ============       ============                                           ============

CLASS C SHARES:
Net Assets (Applicable to 28,311,
31,737, 10,726, 35,875, and 9,328
shares outstanding, respectively;
unlimited shares of $0.01 par value,
beneficial interest authorized)       $    410,035       $    620,507     $    112,105       $    378,634       $    129,351
                                      ------------       ------------     ------------       ------------       ------------
Net Asset Value, redemption and
offering price per share              $      14.48       $      19.55     $      10.46       $      10.55       $      13.87
                                      ============       ============     ============       ============       ============

CLASS I SHARES:
Net Assets (Applicable to 357,715,
257,614, 391,288, 1,096,427, 436,722,
819,800, and 110,670 shares
outstanding, respectively; unlimited
shares of $0.01 par value,
beneficial interest authorized)       $  4,942,366       $  5,045,093                        $  4,175,249       $ 15,537,552
                                      ------------       ------------                        ------------       ------------
Net Asset Value, redemption and
offering price per share              $      13.82       $      19.58                        $      10.66       $      14.17
                                      ============       ============                        ============       ============

See notes to the financial statements.





QUAKER INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
December 31, 2000 (Unaudited)

                                                                                                       Government
                                                Small-Cap        Fixed Income        High Yield       Money Market
                                               Growth Fund           Fund               Fund              Fund
                                              --------------------------------------------------------------------
ASSETS:
Investments, at value (cost $21,555,922,
$23,310,042, $377,521, $5,280,249,
$18,543,116, $4,069,842, $7,215,163,
$7,597,781 and $105,786) (note 2)            $  4,238,866       $  7,452,509       $  7,033,655    $    105,786
Cash                                                   --                 --                 --              --
Deposits with brokers for securities sold short        --                 --                 --              --
Receivables:
Dividends and interest                                648             84,378            165,358              33
Fund shares sold                                    6,901            244,999            325,722              --
Investment securities sold                             --                 --                 --              --
Due from fund sponsor                              12,662                 --              2,000          16,740
Due from fund administrator                            --                 --                 --              --
Due from broker
Deferred organization expenses, net (notes 2
and 4)                                                 --              5,596                 --              --
Prepaid expenses and other assets                  (2,660)            20,214             (4,637)         (2,784)
                                             ------------       ------------       ------------    ------------
Total assets                                    4,256,417          7,807,696          7,522,098         119,775
                                             ------------       ------------       ------------    ------------

LIABILITIES:
Payables:
Securities sold short                                  --                 --                 --              --
Fund shares redeemed                                   --             15,410                 --              --
Investment securities purchased                        --                 --             43,269              --
Distributions                                          --                 84                 --              --
Accrued expenses                                    7,554             11,069             13,735           9,119
Due to fund sponsor (notes 2 and 3)                    --                 --                 --              --
Due to custodian                                       --                 --                 --              --
Due to broker                                                                                51
                                             ------------       ------------       ------------    ------------
Total liabilities                                   7,554             26,563             57,055           9,119
                                             ------------       ------------       ------------    ------------
NET ASSETS                                   $  4,248,863       $  7,781,133       $  7,465,043    $    110,656
                                             ============       ============       ============    ============

NET ASSETS CONSIST OF:
Paid-in capital                              $  4,086,606       $  7,977,814       $  8,140,903    $    110,670
Undistributed net investment income                (3,340)               247                 --              --
Accumulated net realized gain (loss) on
investments                                        (3,427)          (434,274)           (50,902)            (14)
Net unrealized appreciation (depreciation)
on investments                                    169,024            237,346           (624,958)             --
                                             ------------       ------------       ------------    ------------
                                             $  4,248,863       $  7,781,133       $  7,465,043    $    110,656
                                             ============       ============       ============    ============

See notes to the financial statements.



QUAKER INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES -- (Continued)
December 31, 2000 (Unaudited)

                                                                                                       Government
                                                Small-Cap        Fixed Income        High Yield       Money Market
                                               Growth Fund           Fund               Fund              Fund
                                              --------------------------------------------------------------------
CLASS A SHARES:
Net Assets (Applicable to 1,128,280,
1,179,874, 29,579, 103,174,
380,188, 772,567, and 2,031 shares
outstanding, respectively; unlimited
shares of $0.01 par value, beneficial
interest authorized)                                            $  7,781,133       $     18,329
Net Asset Value, and redemption price
per share                                                       $      10.07       $       9.02
                                                                ------------       ------------
Offering price per share Class A                                $      10.52       $       9.42
                                                                ============       ============

CLASS B SHARES:
Net Assets (Applicable to 128, 40,101,
1,250, and 5,459 shares outstanding,
respectively; unlimited shares of $0.01
par value, beneficial interest authorized)                                         $     49,234
                                                                                   ------------
Net Asset Value, redemption and offering
price per share                                                                    $       9.02
                                                                                   ============

CLASS C SHARES:
Net Assets (Applicable to 28,311, 31,737,
10,726, 35,875, and 9,328 shares
outstanding, respectively; unlimited
shares of $0.01 par value, beneficial
interest authorized)
Net Asset Value, redemption and offering price per share

CLASS I SHARES:
Net Assets (Applicable to 357,715, 257,614,
391,288, 1,096,427, 436,722, 819,800, and
110,670 shares outstanding, respectively;
unlimited shares of $0.01 par value,
beneficial interest authorized)              $  4,248,863                          $  7,397,480    $    110,656
                                             ------------                          ------------    ------------
Net Asset Value, redemption and
offering price per share                     $       9.73                          $       9.02    $       1.00
                                             ============                          ============    ============

See notes to the financial statements.





QUAKER INVESTMENT TRUST
STATEMENTS OF OPERATIONS
Period Ended December 31, 2000 (Unaudited)

                                       Core Equity        Aggressive         Large-Cap          Mid-Cap          Small-Cap
                                          Fund            Growth Fund        Value Fund       Value Fund         Value Fund
                                      --------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
Dividends                             $     51,798       $     28,958     $      5,954       $     32,346       $     57,890
Interest                                     5,676            523,672            4,550             14,464             10,450
Other income                                    --              8,954               --                 --                 --
                                      ------------       ------------     ------------       ------------       ------------
Total Income                                57,474            561,584           10,504             46,810             68,340
                                      ------------       ------------     ------------       ------------       ------------

Expenses:
Investment advisory fees (note 2)          110,494            131,409            3,421             24,243             20,577
Fund administration fees (note 2)           15,904             14,527              561              3,311              7,325
Fund accounting fees (note 2)               15,339             23,273            9,233             13,501             11,154
Custody fees                                 3,962              4,412            2,812              1,961              4,292
Shareholder servicing fees                  13,535             13,343            7,664             10,643             10,020
Shareholder service Sponsor fees
(note 3)                                    34,594             31,469            1,152              7,594             15,898
Trustee fees and meeting expenses            2,482                230              195                727                857
Legal fees                                   7,380              6,925              177              1,711              3,581
Audit fees                                  11,331              9,933            1,675              2,517              4,163
Insurance expense                            2,685                412            1,030              1,295              1,385
Distribution fees -- Class A                28,680             26,370            1,099              7,230              4,627
Distribution fees -- Class B                     2                873               --                 --                 21
Distribution fees -- Class C                 1,665              1,651               55                309                 86
Distribution fees -- Class I                    --                 --               --                 --                 --
Registration and filing expenses             4,096              2,105            4,000              5,354              5,354
Printing expenses                            5,922              5,377              620              1,361              2,634
Amortization of deferred organizational
expenses (note 4)                            3,406              1,018            3,406              1,008              3,406
Other operating expenses                    11,239              3,144            2,363              3,701             10,941
                                      ------------       ------------     ------------       ------------       ------------
Total expenses                             272,716            276,471           39,463             86,466            106,321
Less:
Expense reimbursement (note 3)                  --                 --               --                 --                 --
Investment advisory fees waived (note 2)        --                 --               --                 --                 --
Sponsor fees waived (note 3)                    --                 --               --                 --                 --
                                      ------------       ------------     ------------       ------------       ------------
Net expenses                               272,716            276,471           39,463             86,466            106,321
                                      ------------       ------------     ------------       ------------       ------------
Net investment income (loss)              (215,242)           285,113          (28,959)           (39,656)           (37,981)
                                      ------------       ------------     ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from
investments (excluding short
securities)                               (644,694)        (1,447,910)         (96,339)           256,127            367,150
Net realized gain from short securities         --            222,288               --                 --                 --
Net unrealized appreciation
(depreciation) on investments           (7,052,719)           576,151          244,497           (329,914)         1,892,589
                                      ------------       ------------     ------------       ------------       ------------
Net realized and unrealized gain
(loss) on investments                   (7,697,413)          (649,471)         148,158            (73,787)         2,259,739
                                      ------------       ------------     ------------       ------------       ------------
Net increase (decrease) in net assets
resulting from operations             $ (7,912,655)      $   (364,358)    $    119,199       $   (113,443)      $  2,221,758
                                      ============       ============     ============       ============       ============

See notes to the financial statements.


QUAKER INVESTMENT TRUST
STATEMENTS OF OPERATIONS -- (Continued)
Period Ended December 31, 2000 (Unaudited)

                                                                                                              Government
                                                       Small-Cap        Fixed Income        High Yield       Money Market
                                                      Growth Fund           Fund               Fund              Fund
                                                     --------------------------------------------------------------------
INVESTMENT INCOME
Income:
Dividends                                           $         --       $         --       $         --    $         --
Interest                                                     697            290,824            361,521           1,041
Other income                                                  --                 --                 --              --
                                                    ------------       ------------       ------------    ------------
Total Income                                                 697            290,824            361,521           1,041
                                                    ------------       ------------       ------------    ------------
Expenses:
Investment advisory fees (note 2)                          1,170             19,505             26,886             115
Fund administration fees (note 2)                            178              4,399              3,804              16
Fund accounting fees (note 2)                              4,844              8,552             11,863           3,205
Custody fees                                               2,223              2,128              2,940           2,130
Shareholder servicing fees                                 4,274              7,546              9,707           2,828
Shareholder service Sponsor fees (note 3)                    366              5,793              8,402              52
Trustee fees and meeting expenses                            110                184                181             181
Legal fees                                                    85              1,977              1,991               9
Audit fees                                                   383              2,351              3,749           1,895
Insurance expense                                            583                813              1,014           1,014
Distribution fees -- Class A                                  --              3,715                 15              --
Distribution fees -- Class B                                  --                 --                100              --
Distribution fees -- Class C                                  --                 --                 --              --
Distribution fees -- Class I                                  --                 --                 --              52
Registration and filing expenses                           2,080              2,142              4,945           3,770
Printing expenses                                             67              1,387              1,517               8
Amortization of deferred organizational
expenses (note 4)                                             --              3,406                 --              --
Other operating expenses                                     336              4,065              2,982           1,465
                                                    ------------       ------------       ------------    ------------
Total expenses                                            16,699             67,963             80,096          16,740
Less:
Expense reimbursement (note 3)                            12,557                 --                 --          16,573
Investment advisory fees waived (note 2)                      80                 --                 --             115
Sponsor fees waived (note 3)                                  25                 --                 --              52
                                                    ------------       ------------       ------------    ------------
Net expenses                                               4,037             67,963             80,096              --
                                                    ------------       ------------       ------------    ------------
Net investment income (loss)                              (3,340)           222,861            281,425           1,041
                                                    ------------       ------------       ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investments (excluding
short securities)                                         (3,427)             9,056            (50,902)            (14)
Net realized gain from short securities                       --                 --                 --              --
Net unrealized appreciation (depreciation) on
investments                                              169,024            202,971           (624,958)             --
                                                    ------------       ------------       ------------    ------------
Net realized and unrealized gain (loss) on
investments                                              165,597            212,027           (675,860)            (14)
                                                    ------------       ------------       ------------    ------------
Net increase (decrease) in net assets resulting
from operations                                     $    162,257       $    434,888       $   (394,435)   $      1,027
                                                    ============       ============       ============    ============

See notes to the financial statements.





QUAKER INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                  Core Equity       Aggressive        Large-Cap         Mid-Cap         Small-Cap
For the Period Ended December 31, 2000 (Unaudited)   Fund          Growth Fund        Value Fund       Value Fund      Value Fund
                                                  ---------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
Net investment income (loss)                     $   (215,242)   $    285,113       $    (28,959)     $    (39,656)  $    (37,981)
Net realized gain (loss) on from
investment transactions                              (644,694)     (1,225,622)           (96,339)          256,127        367,150
Net unrealized appreciation
(depreciation) on investments                      (7,052,719)        576,151            244,497          (329,914)     1,892,589
                                                 ------------    ------------       ------------      ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                    (7,912,655)       (364,358)           119,199          (113,443)     2,221,758
                                                 ------------    ------------       ------------      ------------   ------------
Distributions to shareholders from
Net investment income -- Class A                           --        (332,303)                --                --             --
Net investment income -- Class B                           --          (4,715)                --                --             --
Net investment income -- Class C                           --          (7,732)                --                --             --
Net investment income -- Class I                           --         (84,313)                --                --             --
Net realized capital gain -- Class A                 (328,399)     (2,499,156)                --            (7,277)      (224,484)
Net realized capital gain -- Class B                      (37)        (38,039)                --                --           (735)
Net realized capital gain -- Class C                   (8,205)        (65,288)                --            (2,872)        (5,484)
Net realized capital gain -- Class I                 (103,600)       (587,387)                --           (31,327)      (645,190)
                                                 ------------    ------------       ------------      ------------   ------------
Total Distributions                                  (440,241)     (3,618,933)                --           (41,476)      (875,893)
                                                 ------------    ------------       ------------      ------------   ------------
Capital share transactions
Increase (decrease) in net assets from Fund share
transactions (note 6)                                (111,418)     15,077,422         (5,898,803)       (2,587,130)     8,506,968
                                                 ------------    ------------       ------------      ------------   ------------
Total increase (decrease) in net assets            (8,464,314)     11,094,131         (5,779,604)       (2,742,049)     9,852,833

NET ASSETS
Beginning of period                                30,280,615      18,463,476          6,201,069         8,391,349     11,214,198
                                                 ------------    ------------       ------------      ------------   ------------
End of period                                    $ 21,816,301    $ 29,557,607       $    421,465      $  5,649,300   $ 21,067,031
                                                 ============    ============       ============      ============   ============
For the Year Ended June 30, 2000
INCREASE IN NET ASSETS
Operations
Net investment income (loss)                     $   (264,882)   $    168,132       $     19,116      $    (21,660)  $    (16,511)
Net realized gain (loss) on from investment
transactions                                          948,403       3,939,054           (261,745)         (162,008)     1,058,105
Net unrealized appreciation (depreciation) on
investments                                         3,362,528        (225,536)        (1,188,758)         (275,088)      (961,261)
                                                 ------------    ------------       ------------      ------------   ------------
Net increase in net assets resulting from
operations                                          4,046,049       3,881,650         (1,431,387)         (458,756)        80,333
                                                 ------------    ------------       ------------      ------------   ------------
Distributions to shareholders from
Net investment income -- No Load-Class                     --         (22,518)           (11,115)               --             --
Net realized capital gain -- No Load-Class           (543,296)       (583,162)           (44,096)               --       (388,757)
                                                 ------------    ------------       ------------      ------------   ------------
Total Distributions                                  (543,296)       (605,680)           (55,211)               --       (388,757)
                                                 ------------    ------------       ------------      ------------   ------------
Capital share transactions
Increase (decrease) in net assets from Fund share
transactions (note 6)                               1,370,850      11,322,574         (2,054,481)       (3,305,389)    (1,497,853)
                                                 ------------    ------------       ------------      ------------   ------------
Total increase (decrease) in net assets             4,873,603      14,598,544         (3,541,079)       (3,764,145)    (1,806,277)
NET ASSETS
Beginning of period                                25,407,012       3,864,932          9,742,148        12,155,494     13,020,475
                                                 ------------    ------------       ------------      ------------   ------------
End of period                                    $ 30,280,615    $ 18,463,476       $  6,201,069      $  8,391,349   $ 11,214,198
                                                 ============    ============       ============      ============   ============

See notes to the financial statements.


QUAKER INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)

                                                                                                                  Government
                                                           Small-Cap        Fixed Income        High Yield       Money Market
                                                          Growth Fund           Fund               Fund              Fund
                                                         --------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
Net investment income (loss)                           $     (3,340)      $    222,861       $    281,425     $      1,041
Net realized gain (loss) on from investment
transactions                                                 (3,427)             9,056            (50,902)             (14)
Net unrealized appreciation (depreciation) on
investments                                                 169,024            202,971           (624,958)              --
                                                       ------------       ------------       ------------     ------------
Net increase (decrease) in net assets resulting
from operations                                             162,257            434,888           (394,435)           1,027
                                                       ------------       ------------       ------------     ------------
Distributions to shareholders from
Net investment income -- Class A                                 --           (222,645)              (484)              --
Net investment income -- Class B                                 --                 --               (958)              --
Net investment income -- Class C                                 --                 --                 --               --
Net investment income -- Class I                                 --                 --           (279,983)          (1,041)
Net realized capital gain -- Class A                             --                 --                 --               --
Net realized capital gain -- Class B                             --                 --                 --               --
Net realized capital gain -- Class C                             --                 --                 --               --
Net realized capital gain -- Class I                             --                 --                 --               --
                                                       ------------       ------------       ------------     ------------
Total Distributions                                              --           (222,645)          (281,425)          (1,041)
                                                       ------------       ------------       ------------     ------------
Capital share transactions
Increase (decrease) in net assets from Fund share
transactions (note 6)                                     4,086,606           (715,176)         8,140,903          110,670
                                                       ------------       ------------       ------------     ------------
Total increase (decrease) in net assets                   4,248,863           (502,933)         7,465,043          110,656
NET ASSETS
Beginning of period                                              --          8,284,066                 --               --
                                                       ------------       ------------       ------------     ------------
End of period                                          $  4,248,863       $  7,781,133       $  7,465,043     $    110,656
                                                       ============       ============       ============     ============
For the Year Ended June 30, 2000
INCREASE IN NET ASSETS
Operations
Net investment income (loss)                                                  $390,740
Net realized gain (loss) on from investment transactions                      (443,329)
Net unrealized appreciation (depreciation) on investments                      232,756
                                                                          ------------
Net increase in net assets resulting from operations                           180,167
                                                                          ------------
Distributions to shareholders from
Net investment income -- No Load-Class                                        (390,710)
Net realized capital gain -- No Load-Class                                          --
                                                                          ------------
Total Distributions                                                           (390,710)
                                                                          ------------
Capital share transactions
Increase (decrease) in net assets from Fund share
transactions (note 6)                                                          819,191
                                                                          ------------
Total increase (decrease) in net assets                                        608,648
NET ASSETS
Beginning of period                                                          7,675,418
                                                                          ------------
End of period                                                               $8,284,066
                                                                          ============

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)


                                                                            Core Equity Fund
                                          ----------------------------------------------------------------------------------------
                                              Class A           Class B                  Class C               Institutional Class
                                          ---------------   ---------------   ------------------------------   -------------------
                                                                For the                                               For the
                                                              period from                         For the           period from
                                                           November 14, 2000                   period from         July 14, 2000
                                            Period Ended   (commencement of    Period Ended   June 30, 2000      (commencement of
                                            December 31,     operations) to    December 31,   (commencement        operations) to
                                                2000       December 31, 2000      2000       of operations) to   December 31, 2000
                                            (Unaudited)       (Unaudited)      (Unaudited)     June 30, 2000        (Unaudited)
                                          ---------------   ---------------   ------------------------------   -------------------
Net asset value, beginning of period          $20.18             $16.97           $19.79          $19.79               $20.37
                                            --------           --------         --------        --------             --------
Income from investment operations
Net investment income (loss)                   (0.16)             (0.04)           (0.14)             --                (0.08)
Net realized and unrealized gain
 on investments                                (5.13)             (2.05)           (4.87)           0.54                (6.17)
                                            --------           --------         --------        --------             --------
Total from investment operations               (5.29)             (2.09)           (5.01)           0.54                (6.25)
                                            --------           --------         --------        --------             --------
Distributions to shareholders from
Net investment income                             --                 --               --              --                   --
Net realized capital gain                      (0.30)             (0.30)           (0.30)             --                (0.30)
                                            --------           --------         --------        --------             --------
Total distributions                            (0.30)             (0.30)           (0.30)             --                (0.30)
                                            --------           --------         --------        --------             --------
Net Asset Value - End of period               $14.59             $14.58           $14.48          $20.33               $13.82
                                            ========           ========         ========        ========             ========
Total Return                                  (26.74)%           (12.38)%         (27.35)%          2.73%              (30.73)%
Ratios/supplemental data
Net assets, end of period
(000's omitted)                              $16,462                 $2             $410              $5               $4,942
Ratio of expenses to average
net assets
Before expense reimbursements
and waived fees                                 2.00%(a)           2.75%(a)         2.75%         (28.51)%(a)            1.75%(a)
After expense reimbursements
and waived fees                                 2.00%(a)           2.75%(a)         2.75%           0.00%(a)             1.75%(a)
Ratio of net investment income
(loss) to average net assets
Before expense reimbursements
and waived fees                                (1.59)%(a)         (2.34)%(a)       (2.34)%(a)     (28.51)%(a)           (1.34)%(a)
After expense reimbursements
and waived fees                                (1.59)%(a)         (2.34)%(a)       (2.34)%(a)       0.00%(a)            (1.34)%(a)
Portfolio turnover rate                        35.00%             35.00%           35.00%          82.54%               35.00%

 (a) Annualized

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                                                          Core Equity Fund
                                          ----------------------------------------------------------------------------------------
                                                                          No Load Class
                                          ----------------------------------------------------------------------------------------
                                                                                                                    For the
                                                                                                                  period from
                                                                                                               November 25, 1996
                                               Year                  Year                  Year                (commencement of
                                              Ended                  Ended                Ended                  operations) to
                                          June 30, 2000         June 30, 1999         June 30, 1998              June 30, 1997
                                          ----------------------------------------------------------------------------------------
Net asset value, beginning of period         $17.78                 $14.42                $11.61                     $10.00
                                           --------               --------              --------                   --------
Income from investment operations
Net investment income (loss)                  (0.18)                 (0.06)                   --                       0.04
Net realized and unrealized gain
on investments                                 3.09                   4.10                  2.81                       1.61
                                           --------               --------              --------                   --------
Total from investment operations               2.91                   4.04                  2.81                       1.65
                                           --------               --------              --------                   --------
Distributions to shareholders from
Net investment income                            --                     --                    --                      (0.04)
Net realized capital gain                     (0.38)                 (0.68)                   --                         --
                                           --------               --------              --------                   --------
Total distributions                           (0.38)                 (0.68)                   --                      (0.04)
                                           --------               --------              --------                   --------
Net Asset Value - End of period              $20.31                 $17.78                $14.42                     $11.61
                                           ========               ========              ========                   ========
Total Return                                  16.34%                 28.16%                24.20%                    (16.50)%
Ratios/supplemental data
Net assets, end of period
(000's omitted)                             $30,275                $25,407                $4,777                       $519
Ratio of expenses to average net assets
Before expense reimbursements
and waived fees                                1.70%                  1.44%                 3.48%                     21.30%
After expense reimbursements
and waived fees                                1.48%                  1.29%                 1.35%                      1.35%
Ratio of net investment income (loss)
to average net assets
Before expense reimbursements
and waived fees                               (1.17)%                (0.73)%               (2.10)%                   (19.47)%(a)
After expense reimbursements
and waived fees                               (0.95)%                (0.58)%               (0.03)%                     0.49%(a)
Portfolio turnover rate                       82.54%                 78.45%                64.36%                     11.49%

(a) Annualized

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                                                         Aggressive Growth Fund
                                          ---------------------------------------------------------------------------------------
                                              Class A              Class B                Class C           Institutional Class
                                          ---------------      -----------------    ---------------------   --------------------
                                              For the               For the               For the                  For the
                                            period from           period from           period from              period from
                                           July 6, 2000         August 1, 2000         July 11, 2000            July 20, 2000
                                        (commencement of       (commencement of      (commencement of         (commencement of
                                          operations) to        operations) to        operations) to            operations) to
                                         December 31, 2000     December 31, 2000     December 31, 2000        December 31, 2000
                                            (Unaudited)           (Unaudited)           (Unaudited)              (Unaudited)
                                          ---------------      -----------------    ---------------------   --------------------

Net asset value, beginning of period           $22.64                $22.89                $22.83                  $23.16
                                           ----------              --------              --------                --------
Income from investment operations
Net investment income (loss)                     0.16                  0.32                  0.30                    0.37
Net realized and unrealized gain
on investments                                  (0.34)                (0.74)                (0.74)                  (1.05)
                                           ----------              --------              --------                --------
Total from investment operations                (0.18)                (0.42)                (0.44)                  (0.68)
                                           ----------              --------              --------                --------
Distributions to shareholders from
Net investment income                           (0.34)                (0.31)                (0.30)                  (0.36)
Net realized capital gain                       (2.54)                (2.54)                (2.54)                  (2.54)
Distribution in excess of
net realized gain                                  --                    --                    --                      --
                                           ----------              --------              --------                --------
Total distributions                             (2.88)                (2.85)                (2.84)                  (2.90)
                                           ----------              --------              --------                --------
Net Asset Value - End of period                $19.58                $19.62                $19.55                  $19.58
                                           ==========              ========              ========                ========
Total Return                                    (0.53)%               (1.51)%               (1.66)%                 (2.64)%
Ratios/supplemental data
Net assets, end of period (000's omitted)     $22,671                  $783                  $619                  $5,041
Ratio of expenses to average net assets
Before expense reimbursements and
waived fees                                      2.21%(a)              2.96%(a)              2.96%(a)                1.96%(a)
After expense reimbursements
and waived fees                                  2.21%(a)              2.96%(a)              2.96%(a)                1.96%(a)
Ratio of net investment income (loss)
to average net assets
Before expense reimbursements and
waived fees                                      2.24%(a)              1.49%(a)              1.49%(a)                2.49%(a)
After expense reimbursements and
waived fees                                      2.24%(a)              1.49%(a)              1.49%(a)                2.49%(a)
Portfolio turnover rate                        596.11%               596.11%               596.11%                 596.11%

(a) Annualized

(b) Aggregate total return, not annualized

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                                                              Aggressive Growth Fund
                                          ---------------------------------------------------------------------------------------
                                                                                  No Load Class
                                          ---------------------------------------------------------------------------------------
                                                                                                                     For the
                                                                                                                   period from
                                                                                                                November 25, 1996
                                                 Year                   Year              Year                  (commencement of
                                                 Ended                  Ended             Ended                   operations) to
                                            June 30, 2000           June 30, 1999     June 30, 1998               June 30, 1997
                                          ---------------------------------------------------------------------------------------
Net asset value, beginning of period            $14.10                 $12.01             $11.16                      $10.00
                                              --------               --------           --------                    --------
Income from investment operations
Net investment income (loss)                      0.24                   0.12                 --                        0.04
Net realized and unrealized gain
on investments                                    9.88                   5.54               2.69                        1.23
                                              --------               --------           --------                    --------
Total from investment operations                 10.12                   5.66               2.69                        1.27
                                              --------               --------           --------                    --------
Distributions to shareholders from
Net investment income                            (0.06)                 (0.12)                --                       (0.04)
Net realized capital gain                        (1.52)                 (3.45)             (1.38)                      (0.07)
Distribution in excess of net realized gain         --                     --              (0.46)                         --
                                              --------               --------           --------                    --------
Total distributions                              (1.58)                 (3.57)             (1.84)                      (0.11)
                                              --------               --------           --------                    --------
Net Asset Value - End of period                 $22.64                 $14.10             $12.01                      $11.16
                                              ========               ========           ========                    ========
Total Return                                     73.68%                 49.44%             26.57%                      12.68%
Ratios/supplemental data
Net assets, end of period (000's omitted)      $18,463                 $3,865             $1,714                      $1,121
Ratio of expenses to average net assets
Before expense reimbursements
and waived fees                                   2.02%                  2.84%              8.09%                      13.44%(a)
After expense reimbursements and waived fees      1.57%                  1.35%              1.35%                       1.34%(a)
Ratio of net investment income (loss) to
average net assets
Before expense reimbursements and waived fees     1.40%                 (0.45)%            (6.72)%                     (9.18)%(a)
After expense reimbursements and waived fees      1.84%                  1.04%             (0.04)%                      0.64%(a)
Portfolio turnover rate                         886.14%              1,696.00%            887.13%                     778.01%

(a) Annualized

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                                                        Large-Cap Value Fund
                             ----------------------------------------------------------------------------------------------------
                                  Class A           Class C                              No Load Class
                             ----------------  ------------------  --------------------------------------------------------------
                                  For the            For the
                                period from        period from
                               July 6, 2000     December 13, 2000                                                    For the
                              (commencement       (commencement                                                    period from
                            of operations) to   of operations) to                                               November 25, 1996
                               December 31,        December 31,         Year           Year           Year      (commencement of
                                   2000                2000             Ended          Ended          Ended      operations) to
                                (Unaudited)         (Unaudited)    June 30, 2000   June 30, 1999  June 30, 1998  June 30, 1997
                             ----------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                          $11.18             $10.24          $13.28           $14.02         $11.83         $10.00
                               ----------           --------        --------         --------       --------       --------
Income from investment
operations
Net investment income (loss)        (0.60)             (0.05)           0.03             0.04           0.07           0.07
Net realized and unrealized
gain on investments                 (0.13)              0.27           (2.11)            1.69           3.10           1.83
                                 --------           --------        --------         --------       --------       --------
Total from investment operations    (0.73)              0.22           (2.08)            1.73           3.17           1.90
                                 --------           --------        --------         --------       --------       --------
Distributions to
shareholders from
Net investment income                  --                 --           (0.01)           (0.07)         (0.04)         (0.07)
Net realized capital gain              --                 --           (0.06)           (2.40)         (0.94)            --
Distribution in excess of
net realized gain                      --                 --              --               --             --             --
                                 --------           --------        --------         --------       --------       --------
Total distributions                    --                 --           (0.07)           (2.47)         (0.98)         (0.07)
                                 --------           --------        --------         --------       --------       --------
Net Asset Value - End of period    $10.45             $10.46          $11.13           $13.28         $14.02         $11.83
                                 ========           ========        ========         ========       ========       ========
Total Return                        (6.11)%             2.15%         (15.69)%          19.05%         28.32%         19.04%
Ratios/supplemental data
Net assets, end of period
(000's omitted)                      $309               $112          $6,201           $9,742         $1,599           $783
Ratio of expenses to average
net assets
Before expense reimbursements
and waived fees                      8.99%(a)           9.74%(a)        2.04%            2.02%          5.58%         16.44%(a)
After expense reimbursements and
waived fees                          8.99%(a)           9.74%(a)        1.42%            0.81%          1.00%             1%(a)
Ratio of net investment income
(loss) to average net assets
Before expense reimbursements
and waived fees                     (6.56)%(a)         (7.31)%(a)      (0.39)%          (0.47)%        (3.99)%       (14.32)%(a)
After expense reimbursements
and waived fees                     (6.56)%(a)         (7.31)%(a)       0.23%            0.74%          0.59%          1.14%(a)
Portfolio turnover rate             29.75%             29.75%          39.34%          136.81%        274.63%         34.26%

(a) Annualized

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                                                   Mid-Cap Value Fund
                        ---------------------------------------------------------------------------------------------------------
                           Class A             Class C       Institutional Class                  No Load Class
                        -------------     -----------------  --------------------   ---------------------------------------------
                            For the            For the              For the
                          period from        period from          period from
                         July 6, 2000       July 31, 2000      November 21, 2000                                       For the
                        (commencement       (commencement        (commencement                                       period from
                       of operations) to  of operations) to     of operations) to                                 January 6, 1998
                         December 31,        December 31,          December 31,         Year          Year       (commencement of
                            2000                2000                  2000              Ended         Ended       operations) to
                         (Unaudited)         (Unaudited)          (Unaudited)       June 30, 2000  June 30, 1999   June 30, 1998
                       -----------------  -----------------    ------------------   -------------  -------------  ---------------
Net asset value,
beginning of period          $10.67             $10.00                $10.17             $11.00         $10.93          $10.00
                           --------           --------              --------           --------       --------        --------
Income from investment
operations
Net investment
income (loss)                 (0.36)             (0.05)                   --              (0.03)            --           (0.02)
Net realized and
unrealized gain
on investments                 0.38               0.68                  0.57              (0.22)          0.23            0.95
                           --------           --------              --------           --------       --------        --------
Total from
investment operations          0.02               0.63                  0.57              (0.25)          0.23            0.93
                           --------           --------              --------           --------       --------        --------
Distributions to
shareholders from
Net investment income            --                 --                    --                 --             --              --
Net realized capital gain     (0.08)             (0.08)                (0.08)                --          (0.16)             --
Distribution in excess of
net realized gain                --                 --                    --                 --             --              --
                           --------           --------              --------           --------       --------        --------
Total distributions           (0.08)             (0.08)                (0.08)                --          (0.16)             --
                           --------           --------              --------           --------       --------        --------
Net Asset Value -
End of period                $10.61             $10.55                $10.66             $10.75         $11.00          $10.93
                           ========           ========              ========           ========       ========        ========
Total Return                  (0.55)%             6.31%                 5.61%             (2.27)%         2.68%            9.3%
Ratios/supplemental data
Net assets, end of period
(000's omitted)                $960               $378                $4,173             $8,391        $12,155          $9,033
Ratio of expenses to
average net assets
Before expense
reimbursements and
waived fees                    2.84%(a)           3.59%(a)              2.59%(a)           1.99%          1.63%           1.97%(a)
After expense reimbursements
and waived fees                2.84%(a)           3.59%(a)              2.59%(a)           1.43%          1.35%           1.35%(a)
Ratio of net investment
income (loss) to average
net assets
Before expense
reimbursements and
waived fees                   (1.30)%(a)         (2.05)%(a)            (1.05)%(a)         (0.78)%        (0.33)%         (0.93)%(a)
After expense reimbursements
and waived fees               (1.30)%(a)         (2.05)%(a)            (1.05)%(a)         (0.22)%        (0.05)%         (0.31)%(a)
Portfolio turnover rate      128.46%            128.46%               128.46%             38.59%         69.59%          13.86%

(a) Annualized

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                                                     Small-Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------------
                                             Class A             Class B               Class C          Institutional Class
                                          -------------       -------------         -------------     -----------------------
                                             For the             For the               For the                 For the
                                           period from         period from           period from             period from
                                        September 1, 2000   November 14, 2000       July 28, 2000         September 12, 2000
                                        (commencement of    (commencement of      (commencement of        (commencement of
                                         operations) to       operations) to       operations) to           operations) to
                                        December 31, 2000   December 31, 2000     December 31, 2000       December 31, 2000
                                           (Unaudited)         (Unaudited)           (Unaudited)             (Unaudited)
                                          -------------       -------------         -------------     -----------------------
Net asset value, beginning of period         $14.01              $13.90                $12.46                   $14.17
                                         ----------            --------              --------                 --------
Income from investment operations
Net investment income (loss)                  (0.07)              (0.02)                (0.02)                   (0.01)
Net realized and unrealized
gain on investments                            0.83                0.87                  2.04                     0.62
                                         ----------            --------              --------                 --------
Total from investment operations               0.76                0.85                  2.02                     0.61
                                         ----------            --------              --------                 --------
Distributions to shareholders from
Net investment income                            --                  --                    --                       --
Net realized capital gain                     (0.61)              (0.61)                (0.61)                   (0.61)
Distribution in excess of
net realized gain                                --                  --                    --                       --
                                         ----------            --------              --------                 --------
Total distributions                           (0.61)              (0.61)                (0.61)                   (0.61)
                                         ----------            --------              --------                 --------
Net Asset Value - End of period              $14.16              $14.14                $13.87                   $14.17
                                         ==========          ==========            ==========               ==========
Total Return                                  17.47%               6.09%                16.18%                    4.28%
Ratios/supplemental data
Net assets, end of period (000's omitted)    $5,382                 $18                  $129                  $15,538
Ratio of expenses to average net assets
Before expense reimbursements and
waived fees                                    2.67%(a)            3.42%(a)              3.42%(a)                 2.42%(a)
After expense reimbursements and
waived fees                                    2.67%(a)            3.42%(a)              3.42%(a)                 2.42%(a)
Ratio of net investment income (loss)
to average net assets
Before expense reimbursements and
waived fees                                   (1.04)%(a)          (1.79)%(a)             (1.79)%(a)               0.79%(a)
After expense reimbursements and
waived fees                                   (1.04)%(a)          (1.79)%(a)             (1.79)%(a)               0.79%(a)
Portfolio turnover rate                       41.89%              41.89%                 41.89%                  41.89%

(a) Annualized

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                                                                Small-Cap Value Fund
                                                     ---------------------------------------------------------------------------
                                                                                   No Load Class
                                                     ---------------------------------------------------------------------------
                                                                                                                    For the
                                                                                                                  period from
                                                                                                               November 25, 1996
                                                          Year               Year                Year          (commencement of
                                                         Ended               Ended               Ended          operations) to
                                                     June 30, 2000       June 30, 1999       June 30, 1998       June 30, 1997
                                                     ---------------------------------------------------------------------------
Net asset value, beginning of period                     $12.81             $13.47              $11.53               $10.00
                                                       --------           --------            --------             --------
Income from investment operations
Net investment income (loss)                              (0.02)             (0.04)              (0.01)                0.01
Net realized and unrealized gain on investments            0.19              (0.40)               2.99                 2.02
                                                       --------           --------            --------             --------
Total from investment operations                           0.17              (0.44)               2.98                 2.03
                                                       --------           --------            --------             --------
Distributions to shareholders from
Net investment income                                        --                 --                  --                (0.01)
Net realized capital gain                                 (0.41)             (0.22)              (1.04)               (0.49)
Distribution in excess of net realized gain                  --                 --                  --                   --
                                                       --------           --------            --------             --------
Total distributions                                       (0.41)             (0.22)              (1.04)               (0.50)
                                                       --------           --------            --------             --------
Net Asset Value - End of period                          $12.57             $12.81              $13.47               $11.53
                                                       ========           ========            ========             ========
Total Return                                               1.38%             (2.96)%             27.04%               20.35%
Ratios/supplemental data
Net assets, end of period (000's omitted)               $11,214            $13,020              $3,792               $1,333
Ratio of expenses to average net assets
Before expense reimbursements and waived fees              1.58%              1.78%               4.20%                10.5%(a)
After expense reimbursements and waived fees               1.35%              1.35%               1.35%                1.31%(a)
Ratio of net investment income (loss)
to average net assets
Before expense reimbursements and waived fees             (0.37)%            (0.82)%             (3.03)%              (8.96)%(a)
After expense reimbursements and waived fees              (0.14)%            (0.40)%             (0.18)%               0.22%(a)
Portfolio turnover rate                                  138.59%            113.99%             129.58%               90.63%

(a) Annualized

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)
                                                                                           Small-Cap
                                                                                           Growth Fund
                                                                                       -------------------
                                                                                       Institutional Class
                                                                                       -------------------
                                                                                             For the
                                                                                           period from
                                                                                        September 18, 2000
                                                                                        (commencement of
                                                                                          operations) to
                                                                                        December 31, 2000
                                                                                           (Unaudited)
                                                                                       -------------------
Net asset value, beginning of period                                                       $  10.00
                                                                                           --------
Income from investment operations
Net investment income (loss)                                                                  (0.01)
Net realized and unrealized gain on investments                                               (0.26)
                                                                                           --------
Total from investment operations                                                              (0.27)
                                                                                           --------
Distributions to shareholders from
Net investment income                                                                            --
Net realized capital gain                                                                        --
                                                                                           --------
Total distributions                                                                              --
                                                                                           --------
Net Asset Value -- End of period                                                           $   9.73
                                                                                           ========
Total Return                                                                                  (2.70)%

Ratios/supplemental data
Net assets, end of period (000's omitted)                                                  $  4,229
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees                                                  9.91%(a)
After expense reimbursements and waived fees                                                   2.39%(a)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements and waived fees                                                 (9.49)%(a)
After expense reimbursements and waived fees                                                  (1.98)%(a)
Portfolio turnover rate                                                                        4.03%

(a) Annualized

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)

                                                                      Fixed income Fund
                                ------------------------------------------------------------------------------------------------
                                      Class A                                    No Load Class
                                ------------------    --------------------------------------------------------------------------
                                     For the
                                   period from                                                                       For the
                                October 17, 2000                                                                  period from
                                (commencement of                                                                November 25, 1996
                                 operations) to           Year                Year                 Year         (commencement of
                                December 31, 2000         Ended               Ended               Ended           operations) to
                                   (Unaudited)        June 30, 2000       June 30, 1999       June 30, 1998       June 30, 1997
                                ------------------    --------------------------------------------------------------------------
Net asset value,
beginning of period                   $9.95               $10.13             $10.41               $9.89              $10.00
                                   --------             --------           --------            --------            --------
Income from investment operations
Net investment income (loss)           0.29                 0.25               0.48                0.47                0.26
Net realized and unrealized
gain on investments                    0.12                (0.28)             (0.27)               0.50               (0.11)
                                   --------             --------           --------            --------            --------
Total from investment operations       0.41                (0.03)              0.21                0.97                0.15
                                   --------             --------           --------            --------            --------
Distributions to shareholders from
Net investment income                 (0.29)               (0.25)             (0.48)              (0.45)              (0.26)
Net realized capital gain                --                   --              (0.01)                 --                  --
                                   --------             --------           --------            --------            --------
Total distributions                   (0.29)               (0.25)             (0.49)              (0.45)              (0.26)
                                   --------             --------           --------            --------            --------
Net Asset Value - End of period    $  10.07             $   9.85           $  10.13            $  10.41            $   9.89
                                   ========             ========           ========            ========            ========
Total Return                           5.76%               (0.33)%             1.84%               9.97%               1.57%
Ratios/supplemental data
Net assets, end of period
(000's omitted)                    $  7,767             $  6,601           $  7,675            $  5,682            $    576
Ratio of expenses to average
net assets
Before expense reimbursements
and waived fees                        1.91%(a)             1.41%              1.41%               2.53%              16.56%(a)
After expense reimbursements
and waived fees                        1.91%(a)             0.90%              0.90%               0.90%               0.90%(a)
Ratio of net investment income
(loss) to average net assets:
Before expense reimbursements
and waived fees                        5.62%(a)             4.41%              4.03%               2.96%             (10.87)%(a)
After expense reimbursements
and waived fees                        5.62%(a)             4.92%              4.54%               4.59%               4.79%(a)
Portfolio turnover rate               46.07%               98.83%            276.94%              81.55%               0.00%

(a) Annualized

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)
                                                                            High Yield Fund
                                                   ----------------------------------------------------------------------
                                                        Class A                 Class B           Institutional Class
                                                   -----------------        ---------------  ----------------------------
                                                         For the                 For the                For the
                                                      period from             period from            period from
                                                   September 5, 2000       October 17, 2000          July 6, 2000
                                                   (commencement of        (commencement of        (commencement of
                                                    operations) to          operations) to          operations) to
                                                   December 31, 2000       December 31, 2000       December 31, 2000
                                                      (Unaudited)             (Unaudited)             (Unaudited)
                                                   -----------------        ---------------  ----------------------------
Net asset value, beginning of period                  $   9.68                $   9.34                $  10.00
                                                      --------                --------                --------
Income from investment operations
Net investment income (loss)                              0.24                    0.18                    0.39
Net realized and unrealized gain on investments          (0.66)                  (0.32)                  (0.98)
                                                      --------                --------                --------
Total from investment operations                         (0.42)                  (0.14)                  (0.59)
                                                      --------                --------                --------
Distributions to shareholders from
Net investment income                                    (0.24)                  (0.18)                  (0.39)
Net realized capital gain                                   --                      --                      --
Distribution in excess of net realized gain                 --                      --                      --
                                                      --------                --------                --------
Total distributions                                      (0.24)                  (0.18)                  (0.39)
                                                      --------                --------                --------
Net Asset Value - End of period                       $   9.02                $   9.02                $   9.02
                                                      ========                ========                ========
Total Return                                             (4.32)%                 (1.54)%                 (5.96)%

Ratios/supplemental data
Net assets, end of period (000's omitted)                  $18                     $49                  $7,331
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees             3.95%(a)                4.70%(a)                3.70%(a)
After expense reimbursements and waived fees              3.95%(a)                4.70%(a)                3.70%(a)
Ratio of net investment income (loss) to
average net assets
Before expense reimbursements and waived fees            12.78%(a)               12.03%(a)               13.03%(a)
After expense reimbursements and waived fees             12.78%(a)               12.03%(a)               13.03%(a)
Portfolio turnover rate                                 495.84%                 495.84%                 495.84%

(a) Annualized

See notes to the financial statements.





QUAKER INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout the Period)
                                                                                            Government
                                                                                           Money Market
                                                                                               Fund
                                                                                       -------------------
                                                                                       Institutional Class
                                                                                       -------------------
                                                                                             For the
                                                                                           period from
                                                                                          July 5, 2000
                                                                                       (commencement of
                                                                                        operations) to
                                                                                       December 31, 2000
                                                                                           (Unaudited)
                                                                                       -------------------
Net asset value, beginning of period                                                       $   1.00
                                                                                           --------
Income from investment operations
Net investment income (loss)                                                                   0.03
Net realized and unrealized gain on investments                                                  --
                                                                                           --------
Total from investment operations                                                               0.03
                                                                                           --------
Distributions to shareholders from
Net investment income                                                                         (0.03)
Net realized capital gain                                                                        --
Distribution in excess of net realized gain                                                      --
                                                                                           --------
Total distributions                                                                           (0.03)
                                                                                           --------
Net Asset Value - End of period                                                            $   1.00
                                                                                           ========
Total Return                                                                                   3.04%

Ratios/supplemental data
Net assets, end of period (000's omitted)                                                  $    111
Ratio of expenses to average net assets
Before expense reimbursements and waived fees                                                 86.06%(a)
After expense reimbursements and waived fees                                                   0.00%(a)
Ratio of net investment income (loss) to average net assets
Before expense reimbursements and waived fees                                                (80.71)%(a)
After expense reimbursements and waived fees                                                   5.35%(a)
Portfolio turnover rate                                                                         N/A

(a) Annualized

See notes to the financial statements.




QUAKER INVESTMENT TRUST
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)
December 31, 2000
--------------------------------------------------------------------------
NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Quaker Investment Trust (the "Trust"), an open-end management investment company, was organized as a Massachusetts Business Trust on October 24, 1990 and is registered under the Investment Company Act of 1940, as amended. The Trust's Amended and Restated Agreement and Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Trust (each a "Fund" and together the "Funds"). The Trust currently offers shares of beneficial interest in the following Funds: the Quaker Core Equity Fund, the Quaker Aggressive Growth Fund, the Quaker Large-Cap Value Fund, the Quaker Mid-Cap Value Fund, the Quaker Small-Cap Value Fund, the Quaker Small-Cap Growth Fund, the Quaker Fixed Income Fund, the Quaker High Yield Fund, and the Quaker Government Money Market Fund. The Investment objectives of each Fund are set forth below.

The Quaker Core Equity Fund (the "Core Equity Fund"), the Quaker Aggressive Growth Fund (the "Aggressive Growth Fund"), the Quaker Large-Cap Value Fund ("Large-Cap Value Fund") and the Quaker Small-Cap Value Fund (the "Small-Cap Value Fund") all commenced operations on November 25, 1996. The Quaker Mid-Cap Value Fund (the "Mid-Cap Value Fund") commenced operations on December 31, 1997. The Quaker Small-Cap Growth Fund (the "Small-Cap Growth Fund") commenced operations on September 19, 2000 . The investment objective of these Funds is to provide shareholders with long-term capital growth by investing primarily in equity securities of domestic U.S. companies.

The Quaker Fixed Income Fund (the "Fixed Income Fund") commenced operations on November 25, 1996. The investment objective of this Fund is to generate current income, preserve capital and maximize total returns through active management of investment grade fixed income securities.

The Quaker High Yield Fund (the "High Yield Fund") commenced operations on July 6, 2000. The investment objective of this fund is to generate current income and maximize total returns through active management of non-investment grade fixed income securities.

The Quaker Government Money Market Fund (the "Money Market Fund") commenced operations on July 5, 2000. The investment objective of this fund is to maximize current income while preserving capital and maintaining liquidity.

Prior to June 23, 2000, each existing Fund of the Trust offered only no-Load shares. As of June 23, 2000, the shareholders of all Funds except the Small-Cap Value and Fixed Income Funds approved the conversion of all existing No-Load shares to Class A shares. On August 7, 2000 and October 10, 2000, respectively, the Small-Cap Value and Fixed Income Funds' shareholders also approved the conversion of their No-Load shares to Class A shares. As a result of the conversion, each Fund currently offers four classes of shares; Class A shares with a front-end sales charge; Class B shares with a contingent deferred sales charge ("CDSC") that declines to zero over a period of years, Class C shares with an additional distribution and servicing fee and a CDSC of 1% for a period of thirteen months, and Institutional Class shares, with no front-end sales charges of CDSC's, but higher minimum investment limitations.

NOTE 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION -- (Continued)

A. Security Valuation. Each Fund's investments in securities are carried at current fair market value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m. (3:00 p.m. for securities of the Fixed Income Fund), New York time on the day of valuation. Other securities traded on over-the-counter markets, and listed securities for which no sale was reported on that date, are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following fair market pricing procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates fair market value.

B. Federal Income Taxes. No provision has been made for federal income taxes or personal holding company taxes since it is the policy of each Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve each Fund from substantially all federal income taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

C. Investment Transactions. Investment transactions are recorded on a trade date basis. Realized gains and losses are determined using the first in first out cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

The Aggressive Growth Fund makes short sales of investments, which are transactions in which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The proceeds of short sales are retained by the broker to the extent necessary to meet margin requirements, until the short position is closed out.

D. Distributions to Shareholders. Except for the Fixed Income Fund, the High Yield Fund and the Money Market Fund, which declare dividends monthly, each Fund generally declares dividends annually, payable in December, on a date selected by the Trust's Board of Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

E. Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Quaker Management Corp. ("QMC") serves as Investment Advisor to each Fund (the "Advisor"). Pursuant to separate investment sub-advisory agreements QMC has selected the following entities to serve as sub-advisors to certain Funds of the Trust: Geewax, Terker & Co., Inc. for the Core Equity Fund and Small-Cap Growth Fund, Quaker Financial Advisors, Inc. for the Aggressive Growth Fund, Aronson + Partners for the Small-Cap Value Fund, Schneider Capital Management, Inc. for the Mid-Cap Value Fund, Windrose Capital Management, Inc for the Large-Cap Value Fund and ALM Advisors, Inc. for the Fixed Income Fund, the High Yield Fund and the Government Money Market Fund. Each sub-advisor provides their respective Fund(s) with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

QMC was elected as investment advisor to all Funds except the Small-Cap Value Fund and Fixed Income Fund by the shareholders of those Funds at a shareholder meeting held on June 23, 2000. On August 7, 2000 and October
10, 2000, respectively, the shareholders of the Small-Cap Value and Fixed Income Funds, respectively, also approved the engagement of QMC as investment advisor. Concurrently with the approval of QMC, the shareholders of each Fund also approved the engagement of the sub-advisors listed above, with the exception of Schneider Capital Management, Inc. and Windrose Capital Management, Inc. Those two entities were engaged by the Board to replace Compu-Val Investments, Inc., which resigned as sub-advisor to each Fund on or about October 31, 2000. The shareholders of the Mid-Cap Value Fund and the Large-Cap Value Fund are expected to approve the engagement of Schneider Capital Management, Inc. and Windrose Capital Management, Inc., respectively, at a shareholder meeting to be held on February 28, 2001.

As compensation for its services, QMC receives a fee at an annual rate of each Fund's average daily net assets. Each sub-advisor's fees are paid by QMC. For the period ended December 31, 2000, QMC was paid the following fees based on the annual rates stated below:

                               Advisory Fee             Advisory Fee
                                  Rate
                               ------------             ------------
Core Equity Fund                  0.80%                    $110,494
Aggressive Growth Fund            1.05                      131,409
Large-Cap Value Fund              0.80                        3,421
Mid-Cap Value Fund                0.80                       24,243
Small-Cap Value Fund              0.95*                      20,577
Small-Cap Growth                  0.80                        1,170
Fixed Income Fund                 0.75                       19,505
High Yield Fund                   0.55                       26,886
Government Money Market Fund      0.55                          115

*performance-based fee beginning October 1, 1999

NOTE 2 -- INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS -- (Continued)

The Small-Cap Growth Fund and the Government Money Market Fund had Advisory fee Waivers during the period of $80 and $115 respectively.

The Declaration Service Company (the "Administrator") serves as the Administrator for each Fund. The Administrator provides administrative services to and is generally responsible for the overall management and day-to-day operations of each Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.05% of each Fund's first $25 million of average daily net assets, 0.09% of the next $25 million of average daily net assets, 0.07% of the next $50 million of average daily net assets, and 0.06% of its average daily net assets in excess of $100 million. The Administrator also receives an annual fee for accounting and record keeping services. Additionally, the Administrator charges each Fund for servicing of shareholder accounts and registration of each Fund's shares. The Administrator also charges each Fund for certain expenses involved with the daily valuation of portfolio securities.

The Declaration Service Company (the "Transfer Agent") serves as the Transfer Agent for each Fund. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the Investment Company Act of 1940 for each class for each Fund with the exception of Class I. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Funds average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Funds shareholders. The Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Funds shares, including personal services provided to prospective and existing shareholders. The Class B and C Plans provide that each Fund may compensate Quaker Funds, Inc. (the "Sponsor") and others for services provided and expenses incurred in the distribution of shares at an annual rate of 0.75% on a monthly basis.

Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.

NOTE 3 -- SERVICE FEES

The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a Sponsorship Agreement (the "Agreement"). Pursuant to this Agreement, the Sponsor will provide oversight with respect to each Fund's investment advisor, arrange for payment of investment advisory and administrative fees, coordinate payments under each Fund's Distribution Plan, develop communications with existing Fund shareholders, assist in responding to shareholder inquiries, and will provide other shareholder services. As compensation for these services, Quaker Funds, Inc. receives a fee according to the table below of each Fund's average daily net assets. The Sponsor reimbursed expenses in the Small-Cap Growth and the Government Money Market Fund for $12,557 and $16,573 respectively. For the period ended December 31, 2000, the amounts are as follows:

NOTE 3 -- SERVICE FEES -- (Continued)

                            Sponsor           Sponsor         Reimbursed
                              Fee(1)          Accrual          Expenses
                           ----------        ---------        ----------
Core Equity Fund             0.25%            $34,594             $--
Aggressive Growth Fund       0.25              31,469              --
Large-Cap Value Fund         0.25               1,152              --
Mid-Cap Value Fund           0.25               7,594              --
Small-Cap Value Fund         0.25              15,898              --
Small-Cap Growth Fund        0.25                 366              25
Fixed Income Fund            0.15               5,793              --
High Yield Fund              0.25               8,402              --
Government Money Market      0.25                  52              52

(1) Percentage of average daily net assets

NOTE 4 -- DEFERRED ORGANIZATION EXPENSES

Expenses totaling $33,324 incurred in connection with its organization and the registration of its shares, which were originally paid by the Fund's Sponsor, have been assumed by each Fund except the Mid-Cap Value Fund. The Mid-Cap Value Fund incurred $10,000 in connection with its organization and registration of shares and has assumed that amount.

The organization expenses are being amortized using the straight-line method over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS

During the period ended December 31, 2000, purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated as follows:

                                 Purchases             Sales
                                ----------         -----------
Core Equity Fund                $9,483,575         $10,297,195
Aggressive Growth Fund          39,237,772          34,276,138
Large-Cap Value Fund               394,004           6,280,847
Mid-Cap Value Fund               8,029,442          10,822,067
Small-Cap Value Fund            12,900,217           5,375,791
Fixed Income Fund                3,385,999           1,426,920
Small-Cap Growth Fund            4,032,725              43,215
High Yield Fund                  9,167,689           3,798,012

NOTE 5 -- PURCHASES AND SALES OF INVESTMENTS -- (Continued)

During the period ended December 31, 2000, purchases and sales of U.S. government securities aggregated as follows:

                                 Purchases             Sales
                               -----------          -----------
Aggressive Growth Fund         $25,221,776          $         0
Fixed Income Fund                2,711,633            2,987,356
High Yield Fund                 17,369,766                    0
Government Money Market          1,117,417              998,934

NOTE 6 -- FUND SHARE TRANSACTIONS

At December 31, 2000, there were an unlimited number of shares of beneficial interest with a $0.01 par value, authorized. The following table summarizes the activity in shares of each Fund:



Core Equity Fund -- Class A
                                                    For the Period                     For the Year
                                                        Ended                             Ended
                                                  December 31, 2000                   June 30, 2000
                                               -----------------------            -----------------------
                                                 Shares       Amount               Shares       Amount
                                               ---------   -----------            --------   ------------
Shares sold                                    1,500,033  $ 22,964,321             366,379   $  7,387,857
Shares issued to shareholders
in reinvestment of distributions                  21,987       327,396              26,200        540,951
Shares redeemed                               (1,884,280)  (30,885,158)           (330,684)    (6,562,958)
                                            ------------  ------------        ------------   ------------
Net increase                                    (362,260) $  7,266,441              61,895   $  1,365,850
                                                          ============                       ============
Shares outstanding:
Beginning of period                            1,490,540                         1,428,645
                                            ------------                      ------------
End of period                                  1,128,280                         1,490,540
                                            ============                      ============


NOTE 6 -- FUND SHARE TRANSACTIONS -- (Continued)
Core Equity Fund -- Class B
                                                               For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                          --------    ----------
Shares sold                                                    126    $    2,066
Shares issued to shareholders in reinvestment
of distributions                                                 2            37
Shares redeemed                                                 --            --
                                                        ----------    ----------
Net increase                                                   128    $    2,103
                                                                      ==========
Shares outstanding:
Beginning of period                                             --
                                                        ----------
End of period                                                  128


Core Equity Fund -- Class C
                                                    For the Period                    For the Year
                                                        Ended                             Ended
                                                  December 31, 2000                   June 30, 2000
                                               -----------------------            -----------------------
                                                 Shares       Amount               Shares       Amount
                                               ---------   -----------            --------   ------------
Shares sold                                       27,509    $  534,833                 253   $      5,000
Shares issued to shareholders in reinvestment
of distributions                                     555         8,205
Shares redeemed                                       (6)          (97)
                                              ----------    ----------
Net increase                                      28,058    $  542,941
                                                            ==========
Shares outstanding:
Beginning of period                                  253
                                              ----------
End of period                                     28,311
                                              ==========


NOTE 6 -- FUND SHARE TRANSACTIONS -- (Continued)
Core Equity Fund -- Class I
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                 423,000   $8,050,319
Shares issued to shareholders in reinvestment
of distributions                                              7,348      103,600
Shares redeemed                                             (72,633)  (1,216,938)
                                                         ----------   ----------
Net increase                                                357,715   $6,936,981
                                                                      ==========
Shares outstanding:
Beginning of period                                              --
                                                         ----------
End of period                                               357,715
                                                         ==========


Aggressive Growth Fund -- Class A
                                                    For the Period                    For the Year
                                                        Ended                             Ended
                                                  December 31, 2000                   June 30, 2000
                                               -----------------------            -----------------------
                                                 Shares       Amount               Shares       Amount
                                               ---------   -----------            --------   ------------
Shares sold                                      660,503  $ 14,817,163             647,690   $ 13,419,016
Shares issued to shareholders in reinvestment
of distributions                                 145,812     2,793,758              31,314        604,352
Shares redeemed                                 (442,136)  (10,035,053)           (137,378)    (2,700,794)
                                            ------------  ------------        ------------   ------------
Net increase                                     364,179  $  7,575,868             541,626   $ 11,322,574
                                                          ============                       ============
Shares outstanding:
Beginning of period                              815,695                           274,069
                                            ------------                      ------------
End of period                                  1,179,874                           815,695
                                            ============                      ============


NOTE 6 -- FUND SHARE TRANSACTIONS -- (Continued)

Aggressive Growth Fund -- Class B
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                  38,093   $  789,596
Shares issued to shareholders in reinvestment
of distributions                                              2,010       38,458
Shares redeemed                                                  (2)         (36)
                                                         ----------   ----------
Net increase                                                 40,101     $828,018
                                                                      ==========
Shares outstanding:
Beginning of period                                               0
                                                         ----------
End of period                                                40,101
                                                         ==========


Aggressive Growth Fund -- Class C
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                  27,941   $  634,093
Shares issued to shareholders in reinvestment
of distributions                                              3,799       72,699
Shares redeemed                                                  (3)         (49)
                                                         ----------   ----------
Net increase                                                 31,737   $  706,743
                                                                      ==========
Shares outstanding:
Beginning of period                                               0
                                                         ----------
End of period                                                31,737
                                                         ==========


NOTE 6 -- FUND SHARE TRANSACTIONS -- (Continued)

Aggressive Growth Fund -- Class I
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                 246,656   $5,783,769
Shares issued to shareholders in reinvestment
of distributions                                             35,076      671,700
Shares redeemed                                             (24,118)    (488,675)
                                                         ----------   ----------
Net increase                                                257,614   $5,966,794
                                                                      ==========
Shares outstanding:
Beginning of period                                               0
                                                         ----------
End of period                                               257,614
                                                         ==========


Large-Cap Value Fund -- Class A
                                                    For the Period                    For the Year
                                                        Ended                             Ended
                                                  December 31, 2000                   June 30, 2000
                                               -----------------------            -----------------------
                                                 Shares       Amount               Shares       Amount
                                               ---------   -----------            --------   ------------
Shares sold                                          103  $     2,4200             209,758   $  2,514,284
Shares issued to shareholders in reinvestment
of distributions                                       0             0               4,398         53,486
Shares redeemed                                 (527,858)   (6,011,109)           (390,689)    (4,622,251)
                                            ------------  ------------        ------------   ------------
Net increase/decrease                           (527,755) $ (6,008,689)           (176,533)  $ (2,054,481)
                                                          ============                       ============
Shares outstanding:
Beginning of period                              557,334                           733,867
                                            ------------                      ------------
End of period                                     29,579                           557,334
                                            ============                      ============


NOTE 6 -- FUND SHARE TRANSACTIONS -- (Continued)
Large-Cap Value Fund -- Class C
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                  10,726   $  109,886
Shares issued to shareholders
in reinvestment of distributions                                  0            0
Shares redeemed                                                   0            0
                                                         ----------   ----------
Net increase                                                 10,726   $  109,886
                                                                      ==========
Shares outstanding:
Beginning of period                                               0
                                                         ----------
End of period                                                10,726
                                                         ==========


Mid-Cap Value Fund -- Class A
                                                    For the Period                    For the Year
                                                        Ended                             Ended
                                                  December 31, 2000                   June 30, 2000
                                               -----------------------            -----------------------
                                                 Shares       Amount               Shares       Amount
                                               ---------   -----------            --------   ------------
Shares sold                                      128,769  $  1,364,502             376,096   $  3,923,036
Shares issued to shareholders in reinvestment
of distributions                                     673         7,145                   0              0
Shares redeemed                                 (806,545)   (8,300,207)           (700,762)    (7,228,425)
                                            ------------  ------------        ------------   ------------
Net increase / (decrease)                       (677,103) $ (6,928,560)           (324,666)  $ (3,305,389)
                                                          ============                       ============
Shares outstanding:
Beginning of period                              780,277                         1,104,943
                                            ------------                      ------------
End of period                                    103,174                           780,277
                                            ============                      ============


NOTE 6 -- FUND SHARE TRANSACTIONS -- (Continued)
Mid-Cap Value Fund -- Class C
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                  35,603   $  360,746
Shares issued to shareholders in reinvestment
of distributions                                                272        2,872
Shares redeemed                                                   0            0
                                                         ----------   ----------
Net increase                                                 35,875   $  363,618
                                                                      ==========
Shares outstanding:
Beginning of period                                               0
                                                         ----------
End of period                                                35,875
                                                         ==========


Mid-Cap Value Fund -- Class I
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                 388,350   $3,946,496
Shares issued to shareholders in reinvestment
of distributions                                              2,939       31,327
Shares redeemed                                                  (1)         (12)
                                                         ----------   ----------
Net increase                                                391,288   $3,977,811
                                                                      ==========
Shares outstanding:
Beginning of period                                               0
                                                         ----------
End of period                                               391,288
                                                         ==========


NOTE 6 -- FUND SHARE TRANSACTIONS -- (Continued)
Small-Cap Value Fund -- Class A
                                                    For the Period                    For the Year
                                                        Ended                             Ended
                                                  December 31, 2000                   June 30, 2000
                                               -----------------------            -----------------------
                                                 Shares       Amount               Shares       Amount
                                               ---------   -----------            --------   ------------
Shares sold                                       33,414      $454,757            328,885    $  3,944,546
Shares issued to shareholders in reinvestment
of distributions                                  14,704       210,714             29,546         364,010
Shares redeemed                                  (28,667)     (376,000)          (482,778)     (5,806,409)
                                                                             ------------    ------------
Exchanges                                       (531,440)   (7,502,513)
                                            ------------  ------------
Net increase / (decrease)                       (511,989) $ (7,213,042)          (124,347)   $ (1,497,853)
                                                          ============                       ============
Shares outstanding:
Beginning of period                              892,177                        1,016,524
                                            ------------                     ------------
End of period                                    380,188                          892,177
                                            ============                     ============


Small-Cap Value Fund -- Class B
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                   1,199   $   16,667
Shares issued to shareholders in reinvestment
of distributions                                                 51          736
Shares redeemed                                                   0            0
                                                         ----------   ----------
Net increase                                                  1,250   $   17,403
                                                                      ==========
Shares outstanding:
Beginning of period                                               0
                                                         ----------
End of period                                                 1,250
                                                         ==========


NOTE 6 -- FUND SHARE TRANSACTIONS -- (Continued)
Small-Cap Value Fund -- Class C
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                   8,938   $  121,994
Shares issued to shareholders in reinvestment
of distributions                                                390        5,484
Shares redeemed                                                   0            0
                                                         ----------   ----------
Net increase                                                  9,328   $  127,478
                                                                      ==========
Shares outstanding:
Beginning of period                                               0
                                                         ----------
End of period                                                 9,328
                                                         ==========


Small-Cap Value Fund -- Class I
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                 528,252  $ 7,540,000
Shares issued to shareholders in reinvestment
of distributions                                             44,961      645,190
Shares redeemed                                              (8,192)    (112,572)
Exchanges                                                   531,406    7,502,513
                                                         ----------  -----------
Net increase                                              1,096,427  $15,575,131
                                                                     ===========
Shares outstanding:
Beginning of period                                              --
                                                         ----------
End of period                                             1,096,427
                                                         ==========


NOTE 6 -- FUND SHARE TRANSACTIONS -- (Continued)
Small-Cap Growth Fund -- Class I
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                 436,722   $4,086,606
Shares issued to shareholders in reinvestment
of distributions                                                 --           --
Shares redeemed                                                  --           --
                                                         ----------   ----------
Net increase                                                436,722   $4,086,606
                                                                      ==========
Shares outstanding:
Beginning of period                                               0
                                                         ----------
End of period                                               436,722
                                                         ==========


Fixed Income Fund -- Class A
                                                    For the Period                    For the Year
                                                        Ended                             Ended
                                                  December 31, 2000                   June 30, 2000
                                               -----------------------            -----------------------
                                                 Shares       Amount               Shares       Amount
                                               ---------   -----------            --------   ------------
Shares sold                                       49,874   $   498,571             261,638   $  2,549,061
Shares issued to shareholders in reinvestment
of distributions                                  22,404       221,944              39,296        386,400
Shares redeemed                                 (144,921)   (1,435,691)           (213,192)    (2,116,270)
                                                                              ------------   ------------
Net increase / (decrease)                        (72,643)  $   715,176              87,742   $    819,191
                                                          ============                       ============
Shares outstanding:
Beginning of period                              845,210                           757,468
                                            ------------                      ------------
End of period                                    772,567                           845,210
                                            ============                      ============


NOTE 6 -- FUND SHARE TRANSACTIONS -- (Continued)
High Yield Fund -- Class A
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                   1,978   $   19,149
Shares issued to shareholders in reinvestment
of distributions                                                 53          484
Shares redeemed                                                  --           --
                                                         ----------   ----------
Net increase                                                  2,031   $   19,633
                                                                      ==========
Shares outstanding:
Beginning of period                                              --
                                                         ----------
End of period                                                 2,031
                                                         ==========


High Yield Fund -- Class B
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                   5,353   $   50,000
Shares issued to shareholders in reinvestment
of distributions                                                106          958
Shares redeemed                                                  --           --
                                                         ----------   ----------
Net increase                                                  5,459   $   50,958
                                                                      ==========
Shares outstanding:
Beginning of period                                              --
                                                         ----------
End of period                                                 5,459
                                                         ==========


NOTE 6 -- FUND SHARE TRANSACTIONS -- (Continued)
High Yield Fund -- Class I
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
                                                            Shares       Amount
                                                         ----------   ----------
Shares sold                                                 813,220   $8,005,688
Shares issued to shareholders in reinvestment
of distributions                                             30,065      279,983
Shares redeemed                                             (23,485)    (215,359)
                                                         ----------   ----------
Net increase                                                819,800   $8,070,312
                                                                      ==========
Shares outstanding:
Beginning of period                                              --
                                                         ----------
End of period                                               819,800
                                                         ==========


Government Money Market Fund -- Class I
                                                              For the Period
                                                                   Ended
                                                             December 31, 2000
                                                         -----------------------
Shares sold                                                     $ 2,138,830
Shares issued to shareholders in reinvestment
of distributions                                                      1,038
Shares redeemed                                                  (2,029,198)
                                                                -----------
Net increase                                                        110,670
Shares outstanding:
Beginning of period                                                      --
                                                                -----------
End of period                                                   $   110,670
                                                                ===========



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